UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

________

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2021

Date of reporting period: November 30, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

A copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2020

COMMUNITY CAPITAL TRUST

November 30, 2020

CCM ALTERNATIVE INCOME FUND (THE “FUND”)

(Unaudited)	1

Table of Contents

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	20

2	CCM Alternative Income Fund

Fund Profile November 30, 2020

Top Ten Holdings*
(% of Net Assets)

FHA Project Loans, 07/01/2047	7.68%
Independence Realty Trust	6.16%
Crestwood Equity Partners	6.15%
Crestwood Equity Partners	5.52%
Two Harbors Investment Corp.	5.01%
Enviva Partners	4.94%
MetLife, 04/08/2038	4.72%
Washoe County, 02/01/2040	4.43%
JPMorgan Chase, 12/31/2049	4.11%
AGNC Investment Corp.	3.85%
52.57%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	9.16%
Closed-End Fund	1.71%
Corporate Bonds	19.11%
Energy	16.61%
FGLMC Single Family	0.02%
FHA Project Loans	8.78%
Financials	24.51%
FNMA Multifamily	1.51%
GNMA Multifamily	1.90%
Money Market Fund	4.00%
Municipal Bonds	25.54%
Real Estate	6.17%
Small Business Administration	0.09%
USDA Loan	7.00%
Liabilities in Excess of Other Assets	(26.11)%
100.00%

**	Excludes securities sold short.

(Unaudited)	3

Expenses November 30, 2020

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six-month period ended November 30, 2020.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period* June 1, 2020 Through November 30, 2020
Actual	Institutional Shares	$1,000.00	$1,089.80	$9.59
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,015.89	$9.25

* Expenses are equal to the annualized expense ratio of 1.83%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 8.98% for the period June 1, 2020 to November 30, 2020.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2020

	Principal Amount	Value
MUNICIPAL BONDS - 25.54%
California - 3.53%
Central Valley Support Joint Powers Agency, Ser D, RB
6.076%, 09/01/2029	$150,000	$191,175
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA
6.262%, 09/01/2031	260,000	319,800
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	250,000	345,378
		856,353
Florida - 3.27%
Miami-Dade County, RB
7.500%, 04/01/2040	500,000	793,595

Georgia - 2.05%
Atlanta Development Authority, RB
5.350%, 01/01/2035	400,000	496,904

Illinois - 2.07%
Bedford Park Village, Ser B, RB
Callable 12/01/2023 @ 100
6.570%, 12/01/2030	445,000	502,427

Maryland - 3.23%
Baltimore, TA
5.375%, 09/01/2025	230,000	244,476
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030	500,000	539,065
		783,541
Nevada - 4.43%
Washoe County, RB
7.969%, 02/01/2040	675,000	1,074,161

New Jersey - 2.34%
New Jersey State Economic Development Authority, Special Needs Housing Program Project, Ser A2, RB
6.310%, 07/01/2026	495,000	566,344

Oklahoma - 0.51%
Oklahoma State Development Finance Authority, State System Higher Education Project, RB
Pre-Refunded @ 100
5.650%, 06/01/2021	120,000	123,013

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount/ Shares	Value
MUNICIPAL BONDS - continued
Texas - 3.23%
Austin, Rental Car Special Facility Project, RB
Callable 11/15/2022 @ 100
5.750%, 11/15/2042	$750,000	$782,033

Washington - 0.88%
King County Housing Authority, RB
Callable 01/19/2021 @ 100 6.375%, 12/31/2046	210,000	212,550

TOTAL MUNICIPAL BONDS
(Cost $5,504,615)		6,190,921

PREFERRED STOCK - 24.95%
Energy - 6.15%
Crestwood Equity Partners (a) (b)	212,000	1,490,360

Financials - 18.80%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (a) (c)	18,000	357,300
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.697% (a) (c)	41,800	932,140
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (a) (c)	36,000	843,480
Capstead Mortgage Corp. (a) (c)	28,308	689,300
Dynex Capital, VAR ICE LIBOR USD 3 Month+5.461% (a) (c)	7,313	175,146
Federal National Mortgage Association (a) (d)	35,000	344,750
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (a) (c)	56,000	1,215,200
		4,557,316
TOTAL PREFERRED STOCK
(Cost $5,868,407)		6,047,676

COMMON STOCK - 22.34%
Energy - 10.46%
Crestwood Equity Partners (b) (e)	82,000	1,337,420
Enviva Partners (b)	26,852	1,198,673
		2,536,093
Financials - 5.71%
Annaly Capital Management (c)	25,000	200,000
Ares Capital Corp.	30,000	494,400
Invesque	80,800	151,904
Starwood Property Trust (c) (e)	30,000	538,200
		1,384,504
Real Estate - 6.17%
Independence Realty Trust (c)	116,000	1,494,080

TOTAL COMMON STOCK
(Cost $4,691,302)		5,414,677

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS - 19.11%
Corporate Bond - 19.11%
American Express
3.65%, VAR ICE LIBOR USD 3 Month+3.428% (a)	$750,000	$738,750
Century Housing Corp.
4.00%, 11/01/2021	500,000	504,364
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003% (a)	750,000	740,625
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029	250,000	271,650
JPMorgan Chase
3.68%, VAR ICE LIBOR USD 3 Month+3.470% (a)	1,000,000	996,064
MetLife
9.25%, 04/08/2038 (f)	750,000	1,143,653
Salvation Army
5.68%, 09/01/2031	100,000	130,331
YMCA of Greater New York
4.27%, 08/01/2024	100,000	105,711
TOTAL CORPORATE BONDS
(Cost $4,441,088)		4,631,148

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.79%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 7.91%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	26,462	4,599

FHA Project Loans - 8.78%
Pool Robin Ridge, 5.75%, 01/01/2035 (g) (h)	97,280	97,083
Pool 023-98146, 6.51%, 07/01/2047 (g) (h)	1,778,384	1,861,978
Pool A35272, 6.95%, 11/01/2025 (g) (h)	169,700	169,681
		2,128,742
GNMA Multifamily - 1.90%
Pool 699710, 5.43%, 07/15/2044	378,011	377,764
Pool 2010-68, 6.43%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	426,753	83,470
		461,234
Small Business Administration - 0.09%
Pool 2008-20C, 5.49%, 03/01/2028	18,942	20,694

USDA Loan - 7.00%
Pool Ryze, 5.25%, 06/25/2038	734,580	841,094
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g) (h)	780,583	856,612
		1,697,706
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,339,639)		4,312,975

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES - 9.16%
Aura
6.45%, 03/31/2023 (g)(h)	$100,000	$98,782
6.50%, 01/31/2023 (g)(h)	258,326	256,702
Dividend Solar Loans
3.67%, 08/22/2039 (f)	360,158	371,111
FREED Trust
3.87%, 06/18/2026 (f)	290,657	293,807
4.56%, 07/18/2024 (f)	94,913	95,079
HSI Asset Securitization Corp Trust
0.93%, VAR ICE LIBOR USD 1 Month+0.780%, 11/25/2035	181,131	179,016
Mill City Solar Loan
4.34%, 03/20/2043 (f)	424,782	448,626
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	78,549	84,185
4.01%, 06/22/2043 (f)	87,012	93,934
TES
4.33%, 10/20/2047 (f)	291,635	299,255

TOTAL ASSET-BACKED SECURITIES
(Cost $2,105,184)		2,220,497

CLOSED-END FUND - 1.71%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	50,000	415,500

TOTAL CLOSED-END FUND
(Cost $373,902)		415,500

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 1.51%
FNMA Multifamily - 1.51%
Pool 464296, 5.86%, 01/01/2028 (i)	$315,575	364,980
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $314,885)		364,980

SHORT-TERM INVESTMENT - 4.00%
Money Market Fund - 4.00%
First American Government Obligations Fund, Cl Z, 0.03%, (j)	969,230	969,230
TOTAL SHORT-TERM INVESTMENT
(Cost $969,230)		969,230

Total Investments (Cost $28,608,252) - 126.11%		$30,567,604
Liabilities in Excess of Other Assets, Net - (26.11)%		(6,329,549)
NET ASSETS - 100.00%		$24,238,055

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Shares	Value
COMMON STOCK SOLD SHORT - (2.12)%
Financials - (2.12)%
Robert Half International	(8,000)	$(513,440)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $454,650)		(513,440)
Total Securities Sold Short
(Proceeds $454,650)		$(513,440)

	Contracts
PURCHASED OPTIONS - 2.58% (d)(k)
TOTAL PURCHASED OPTIONS
(Cost $594,193)	3,200	$624,500

WRITTEN OPTIONS - (0.19)% (d)(k)
TOTAL WRITTEN OPTIONS
(Premiums Received $62,855)	(917)	$(45,396)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

A list of the open futures contracts held by the Fund at November 30, 2020 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index E-MINI	(8)	Dec-2020	$(614,060)	$(728,040)	$(113,980)
S&P 500 Index E-MINI	(3)	Dec-2020	(508,470)	(543,480)	(35,010)
U.S. 10-Year Interest Rate Swap	(9)	Dec-2020	(923,116)	(912,515)	10,601
U.S. 10-Year Treasury Note	(5)	Dec-2020	(696,302)	(692,656)	3,646
U.S. 2-Year Treasury Note	(3)	Jan-2021	(662,619)	(662,531)	88
U.S. 5-Year Interest Rate Swap	(41)	Dec-2020	(4,228,370)	(4,215,633)	12,737
U.S. 5-Year Treasury Note	(8)	Jan-2021	(1,007,547)	(1,005,562)	1,985
U.S. Long Treasury Bond	(7)	Dec-2020	(1,230,017)	(1,216,469)	13,548
			$(9,870,501)	$(9,976,886)	$(106,385)

A list of the open options contracts held by the Fund at November 30, 2020, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - (d) 2.60%
Call Options
Aaron’s Company, Inc.
Expires 12/19/2020, Strike Price $60.00	50	$95,950	$21,500
Alibaba Group Holding Limited
Expires 12/19/2020, Strike Price $285.00	10	263,360	2,440
AMC Entertainment Holdings
Expires 12/19/2020, Strike Price $7.00	100	42,700	600
Crestwood Equity Partners LP
Expires 12/19/2020, Strike Price $12.50	250	407,750	95,000
Expires 12/19/2020, Strike Price $15.00	90	146,790	16,830
Expires 01/16/2021, Strike Price $12.50	375	611,625	170,625
Dave & Buster’s Entertainment, Inc.
Expires 04/17/2021, Strike Price $25.00	25	63,300	13,575
Enterprise Products Partners LP
Expires 12/19/2020, Strike Price $20.00	150	291,000	5,100
Fidelity National Financial, Inc.
Expires 03/20/2021, Strike Price $35.00	40	143,960	11,600
Guess’, Inc.
Expires 12/19/2020, Strike Price $17.00	50	83,950	6,932

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Independence Realty Trust, Inc.
Expires 12/19/2020, Strike Price $12.50	240	$309,120	$14,400
iShares MSCI Emerging Markets ETF
Expires 02/20/2021, Strike Price $50.00	100	447,700	12,400
Sirius XM Holdings Inc.
Expires 12/19/2020, Strike Price $6.00	400	259,600	22,000
SPDR Gold Shares
Expires 01/16/2021, Strike Price $169.00	40	570,520	13,067
SPDR S&P Regional Banking ETF
Expires 12/19/2020, Strike Price $47.00	50	238,000	10,100
Starwood Property Trust, Inc.
Expires 12/19/2020, Strike Price $17.50	600	1,076,400	48,000
U.S. Global Jets ETF
Expires 03/20/2021, Strike Price $21.00	100	220,300	28,300
Put Options
Boeing
Expires 02/20/2021, Strike Price $190.00	45	1,468,800	46,170
Exxon Mobil Corporation
Expires 12/19/2020, Strike Price $34.00	50	190,650	1,250
Expires 12/19/2020, Strike Price $38.00	60	228,780	6,840
Fox Corp.
Expires 04/17/2021, Strike Price $26.00	100	370,800	15,000
Expires 12/19/2020, Strike Price $26.00	75	278,100	1,125
iShares Russell 2000 ETF
Expires 01/16/2021, Strike Price $175.00	70	1,158,080	33,880
Robert Half International Inc.
Expires 12/19/2020, Strike Price $60.00	60	385,080	3,300
Expires 03/20/2021, Strike Price $60.00	20	128,360	6,700
SPDR S&P 500 ETF Trust
Expires 12/19/2020, Strike Price $350.00	18	577,944	4,662
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 12/19/2020, Strike Price $48.00	17	91,902	1,224
Expires 12/19/2020, Strike Price $50.00	9	48,654	1,044
Tesla, Inc.
Expires 12/19/2020, Strike Price $500.00	6	340,560	10,836
TOTAL PURCHASED OPTIONS
(Cost $594,193)			$624,500

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Notional Amount	Value
WRITTEN OPTIONS (d) - (0.20)%
Call Options
Aaron’s Company, Inc.
Expires 12/19/2020, Strike Price $75.00	(50)	$(95,950)	$(1,250)
Alibaba Group Holding Limited
Expires 12/19/2020, Strike Price $310.00	(10)	(263,360)	(650)
ARC Document Solutions, Inc.
Expires 12/19/2020, Strike Price $16.00	(200)	(29,000)	(13,000)
Dave & Buster’s Entertainment, Inc.
Expires 04/17/2021, Strike Price $35.00	(25)	(63,300)	(5,775)
Fidelity National Financial, Inc.
Expires 12/19/2020, Strike Price $38.00	(40)	(143,960)	(1,200)
Guess’, Inc.
Expires 12/19/2020, Strike Price $22.00	(50)	(83,950)	(858)
iShares MSCI Emerging Markets ETF
Expires 12/19/2020, Strike Price $51.00	(100)	(447,700)	(1,300)
SPDR Gold Shares
Expires 12/19/2020, Strike Price $178.00	(40)	(570,520)	(1,027)
SPDR S&P Regional Banking ETF
Expires 12/19/2020, Strike Price $55.00	(50)	(238,000)	(600)
U.S. Global Jets ETF
Expires 01/16/2021, Strike Price $25.00	(100)	(220,300)	(5,200)
Put Options
Boeing
Expires 01/16/2021, Strike Price $170.00	(30)	(979,200)	(7,200)
Expires 02/20/2021, Strike Price $150.00	(15)	(489,600)	(3,270)
Fox Corp.
Expires 01/16/2021, Strike Price $23.00	(100)	(370,800)	(1,750)
iShares Russell 2000 ETF
Expires 12/19/2020, Strike Price $155.00	(70)	(1,158,080)	(1,610)
Robert Half International Inc.
Expires 12/19/2020, Strike Price $55.00	(20)	(128,360)	(400)
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 12/19/2020, Strike Price $41.00	(17)	(91,902)	(306)
TOTAL WRITTEN OPTIONS
(Premiums Received $62,855)			$(45,396)

(a)	Perpetual security with no stated maturity date.
(b)	Security considered to be a Master Limited Partnership. At November 30, 2020 these securities amounted to $4,026,453 or 16.61% of total net assets.
(c)	REIT - Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

(d)	Non-income producing security.
(e)	Underlying security for a written/purchased option.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2020, these securities amounted to $2,829,650, which represents 11.67% of total net assets.

(g)	Level 3 security in accordance with fair value hierarchy.
(h)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2020 is $3,340,838, which represents 13.78% of total net assets.

(i)	All or a portion of the shares have been committed as collateral for open short positions.
(j)	The rate shown is the 7-day effective yield as of November 30, 2020.
(k)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange-Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$6,190,921	$—		$6,190,921
Preferred Stock	3,982,450	2,065,226	—		6,047,676
Common Stock	5,414,677	—	—		5,414,677
Corporate Bonds	—	4,631,148	—		4,631,148
U.S. Government & Agency Obligations	—	1,327,621	2,985,354		4,312,975
Asset-Backed Securities	—	1,865,013	355,484		2,220,497
Closed-End Fund	415,500	—	—		415,500
U.S. Government Mortgage-Backed Obligation	—	364,980	—		364,980
Short-Term Investment	969,230	—	—		969,230
Total Investments in Securities	$10,781,857	$16,444,909	$3,340,838	*	$30,567,604

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(513,440)	$—	$—	$(513,440)
Total Liabilities	$(513,440)	$—	$—	$(513,440)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$624,500	$—	$—	$624,500
Written Options	(45,396)	—	—	(45,396)
Future Contracts**
Unrealized Appreciation	42,605	—	—	42,605
Unrealized Depreciation	(148,990)	—	—	(148,990)
Total Other Financial Instruments	$472,719	$—	$—	$472,719

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$3,034,794
Accrued discounts/premiums	(875)
Realized gain/(loss)	(816)
Change in unrealized appreciation/(depreciation)	(14,891)
Purchases	—
Sales	(32,858)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2020	$2,985,354
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(14,891)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$432,465
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	14,693
Purchases	—
Sales	(91,674)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2020	$355,484
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$14,693

For the period ended November 30, 2020, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Statement of Assets and Liabilities as of November 30, 2020

Assets:
Investments, at fair value (identified cost — $28,608,252)	$30,567,604
Cash	1,306
Receivables:
Due from Broker	313,089
Dividends and interest	200,424
Investment securities sold	46,940
Variation margin	15,889
Capital shares sold	12,405
Options purchased, at value (cost — $594,193)	624,500
Prepaid expenses	15,511
Total Assets	$31,797,668
Liabilities:
Securities sold short (proceeds — $454,650)	$513,440
Payables:
Due to Broker	6,815,962
Capital shares redeemed	91,174
Investment securities purchased	31,754
Distributions to Shareholders	26,509
Investment advisory fees	6,951
Shareholder servicing fees	3,972
Variation margin	3,117
Dividend expense on securities sold short	2,720
Chief Compliance Officer fees	2,300
Prime Broker fees	2,207
Administration fees	2,049
Trustees’ fees	271
Foreign currency payable (cost — $4)	5
Options written, at value (premiums received — $62,855)	45,396
Other accrued expenses	11,786
Total Liabilities	$7,559,613
Net Assets:	$24,238,055
Net Assets consist of:
Paid-in capital	$38,304,703
Total distributable loss	(14,066,648)
Net Assets	$24,238,055
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 3,162,655 shares outstanding)	$24,238,055
Net Asset Value, offering and redemption price per share — Institutional Shares	$7.66

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statement of Operations for the six-month period ended November 30, 2020

Investment Income:
Dividends	$443,925
Dividends from Master Limited Partnerships	144,730
Interest	469,339
Total investment income	1,057,994
Expenses:
Investment advisory fees	97,928
Shareholder servicing fees	26,114
Prime Broker fees	56,692
Professional fees	17,462
Registration and filing expenses	16,654
Transfer agent fees	14,607
Accounting and administration fees	12,653
Dividend expense on securities sold short	12,503
Chief Compliance Officer fees	9,077
Custodian fees	7,719
Printing fees	3,232
Trustees’ fees	2,638
Other	8,868
Total expenses	286,147
Less:
Investment advisory fees waived	(46,907)
Net expenses	239,240
Net investment income	818,754
Realized and unrealized gain (loss) on:
Net realized loss on investments	(927,418)
Net realized loss on securities sold short	(177,709)
Net realized loss on futures contracts	(479,833)
Net realized loss on options contracts	(265,294)
Net realized gain on foreign currency transactions	1,090
Net realized loss	(1,849,164)
Net change in unrealized appreciation/(depreciation) on investments	3,369,469
Net change in unrealized appreciation/(depreciation) on securities sold short	(63,471)
Net change in unrealized appreciation/(depreciation) on futures contracts	213,977
Net change in unrealized appreciation/(depreciation) on options contracts	(358,109)
Net change in unrealized appreciation/(depreciation)	3,161,866
Net realized and unrealized gain	1,312,702
Net increase in net assets resulting from operations:	$2,131,456

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2020 (Unaudited)	For the Fiscal Year Ended May 31, 2020
Operations:
Net investment income	$818,754	$2,520,309
Net realized loss on investments, securities sold short, futures contracts, options contracts and foreign currency transactions	(1,849,164)	(10,370,642)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options contracts and foreign currency translation	3,161,866	(2,392,490)
Net increase (decrease) in net assets resulting from operations	2,131,456	(10,242,823)
Distributions	(823,999)	(2,808,504)
Return of Capital	—	(190,003)
Total distributions	(823,999)	(2,998,507)
Capital share transactions:
Institutional Shares
Shares issued	1,264,363	14,962,308
Shares reinvested	705,825	2,656,962
Shares redeemed	(8,158,070)	(30,170,422)
Decrease in net assets from capital share transactions	(6,187,882)	(12,551,152)
Decrease in net assets	(4,880,425)	(25,792,482)
Net Assets:
Beginning of period/year	29,118,480	54,910,962
End of period/year	$24,238,055	$29,118,480

Share Transactions:
Institutional Shares
Shares issued	167,541	1,662,907
Shares reinvested	95,801	295,643
Shares redeemed	(1,113,515)	(3,864,529)
Decrease in shares	(850,173)	(1,905,979)
Institutional Shares outstanding at beginning of period/year	4,012,828	5,918,807
Institutional Shares at end of period/year	3,162,655	4,012,828

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statement of Cash Flows

Cash Provided by (Used For) Operating Activities:
Net Increase in net assets resulting from operations	$2,131,456
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(12,558,841)
Proceeds from sale of investments	18,331,649
Purchased options/purchases to cover written options and securities sold short	(3,136,343)
Proceeds from sale of options/expired options and securities sold short	1,110,687
Amortization (accretion of market discount)	24,340
Net realized (gain) loss on:
Investments	927,418
Options	265,294
Securities sold short	177,709
Net change in unrealized (appreciation) depreciation on:
Investments	(3,369,469)
Options	358,109
Securities sold short	63,471
(Increase)/Decrease in Assets:
Dividends and interest	5,382
Investment securities sold	(26,957)
Variation margin receivable	(10,129)
Investment advisory fees	6,341
Prepaid expenses	5,080
Increase/(Decrease) in Liabilities:
Investment securities purchased	(271,318)
Variation margin payable	(28,116)
Investment advisory fees	6,951
Dividend expense on securities sold short	(4,930)
Stock loan fees payable	386
Shareholder servicing fees	(996)
Administration fees	(187)
Chief Compliance Officer fees	2,262
Trustees’ fees	234
Due to broker	2,798,453
Foreign currency	1
Other accrued expenses	(29,556)
Net cash provided by operating activities	6,778,381
Cash Provided by (Used In) Financing Activities:
Shares issued	1,280,222
Distributions to shareholders	(115,449)
Shares redeemed	(8,098,740)
Net cash used in financing activities	(6,933,967)
Cash and Restricted Cash **:
Net decrease in cash	(155,586)
Cash at beginning of year	469,981
Cash at end of year	$314,395
Supplemental Disclosure for Non Cash Operating Activities:
Reinvestment of dividend distributions	$705,825

**

Included in cash and restricted cash at the beginning of the year and end of the year is $535 and $1,306 respectively, of cash and $469,446 and $313,089, respectively, of restricted cash which is included in due from broker in the accompanying Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Ended November 30, 2020 (Unaudited)		For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Period/Year	$7.26		$9.28	$9.46	$9.54	$9.66		$10.13
Investment Operations:
Net investment income(a)	0.23		0.44	0.42	0.41	0.40		0.38
Net realized and unrealized gain (loss) on investments	0.41		(1.95)	(0.15)	(0.03)	(0.08)		(0.45)
Total from investment operations	0.64		(1.51)	0.27	0.38	0.32		(0.07)
Distributions from:
Net investment income	(0.24)		(0.48)	(0.36)	(0.40)	(0.38)		(0.37)
Net capital gains	—		—	—	—	—		—
Net return of capital	—		(0.03)	(0.09)	(0.06)	(0.06)		(0.03)
Total distributions	(0.24)		(0.51)	(0.45)	(0.46)	(0.44)		(0.40)
Net Asset Value, End of Period/Year	$7.66		$7.26	$9.28	$9.46	$9.54		$9.66
Total return	8.98	%(b)	(17.15)%	2.87%	4.10%	3.41%		(0.63)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$24,238		$29,118	$54,911	$35,511	$30,498		$30,432
Ratio of expenses to average net assets
Before fee waiver	2.19	%(c)	1.78%	1.91%	2.73%	3.10%		2.83%
After fee waiver(d)	1.83	%(c)	1.71%	1.91%	2.59%	2.94%		2.76%
Ratio of net investment income to average net assets	6.25	%(c)	4.90%	4.49%	4.36%	4.19%		3.89%
Portfolio turnover rate	14	%(b)	67%	75%	71%	87	%(e)	86%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.30% for the period ended November 30, 2020, 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(e)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2020

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At November 30, 2020, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,340,838.

(Unaudited)	21

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2020, there have been no significant changes to the Fund’s fair value methodologies.

22	CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$2,985,354	Matrix Pricing	FHA Loans Structure	2 out of lockout with remaining maturity term range 0.23-0.23 years. The remaining FHA Security has a lockout of 2.26 Years.
			Average Life Years	0.23-2.26 (0.91) Years
			Spread to Benchmark	N+255 - N+357 (N+289)
			Variance to Dealer Average	1.27% - 1.45% (1.36%)
			USDA Loan Structure	40 Year term with a 1 year lockout, remaining maturity term 6.8 years. No remaining prepayment penalty.
			Average Life Years	8.63 Years
			Spread to Benchmark	N+371
			Variance to Dealer Average	3rd Party Pricing
Asset-Backed Security	$355,484	Short Term	Structure	Short Term
			Average Life Years	0.20-0.48 (0.35) Years
			Spread to Benchmark	N+900
			Variance to Dealer Average	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

(Unaudited)	23

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred.

24	CCM Alternative Income Fund

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2020.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(Unaudited)	25

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

26	CCM Alternative Income Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2020 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	167,541	$1,264,363
Shares reinvested	95,801	705,825
Shares redeemed	(1,113,515)	(8,158,070)
Net Decrease	(850,173)	$(6,187,882)

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,662,907	$14,962,308
Shares reinvested	295,643	2,656,962
Shares redeemed	(3,864,529)	(30,170,422)
Net Decrease	(1,905,979)	$(12,551,152)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by the Fund for the six-month period ended November 30, 2020, were as follows:

Purchases:
U.S. Government	$—
Other	3,921,957
Sales and Maturities:
U.S. Government	$35,640
Other	7,526,182

At November 30, 2020, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$28,608,252
Gross unrealized appreciation	2,840,897
Gross unrealized depreciation	(881,545)
Net appreciation on investments	$1,959,352

(Unaudited)	27

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of November 30, 2020, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized depreciation on futures contracts*	$—	$(148,990)
Interest rate contracts	Net unrealized appreciation on futures contracts*	42,605	—
Equity contracts	Options purchased, at value/Options written, at value	624,500	(45,396)
		$667,105	$(194,386)

*	Amounts are included in cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2020, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest rate contracts
Futures Contracts	$(151,659)	$194,393	$42,734
Equity contracts
Futures Contracts	(328,174)	19,584	(308,590)
Option Contracts	(265,294)	(358,109)	(623,403)
	$(745,127)	$(144,132)	$(889,259)

28	CCM Alternative Income Fund

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the six-month period ended November 30, 2020:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	—	—
Average Notional Balance Short	(10,103,673)	(3,126,608)
Options Contracts
Average Notional Balance Long	—	973,563
Average Notional Balance Short	—	(94,473)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2020				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts in Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$513,440	$(513,440)	$—	$513,440	$—
Total	$—	$513,440	$(513,440)	$—	$513,440	$—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the six-month period ended November 30, 2020, the Advisor was entitled to receive advisory fees of $97,928.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for

(Unaudited)	29

personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2021. For the six-month period ended November 30, 2020, the Fund incurred expenses under the Services Plan of $26,114.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2021 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor waived $46,907 of these fees during the six-month period ended November 30, 2020.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019
Distributions declared from:
Ordinary income	$2,808,504	$1,566,592
Return of Capital	190,003	404,090
Total Distributions	$2,998,507	$1,970,682

30	CCM Alternative Income Fund

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2020, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(4,454,346)
Post-October losses	(8,800,026)
Other temporary differences	(363,497)
Unrealized depreciation, net	(1,756,236)
Accumulated losses, net	$(15,374,105)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2020, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$3,405,079	$1,049,267	$4,454,346

During the year ended May 31, 2020, the Fund did not utilize capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as

(Unaudited)	31

drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the ESG factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be

32	CCM Alternative Income Fund

lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

(Unaudited)	33

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential

34	CCM Alternative Income Fund

liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 8 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require that the statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. Management has evaluated the impact of this new guidance, and the Fund no longer reports the change in restricted cash and cash equivalents in the operating and investing sections in the Statement of Cash Flows. Restricted cash and cash equivalents are now included in the beginning and end of the period as cash and cash equivalents on the Statement of Cash Flows. These changes have been applied using a retrospective transition method to each period presented.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

(Unaudited)	35

Note 9 – CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Note 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

36	CCM Alternative Income Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Semi-Annual Report 2020

COMMUNITY CAPITAL TRUST

November 30, 2020

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND (THE “FUND”)

(Unaudited)	1

Table of Contents

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	51
Notes to Financial Statements	54

2	The Community Reinvestment Act Qualified Investment Fund

Fund Profile November 30, 2020

Top Ten Holdings*
(% of Net Assets)

Bank of America Corp. MTN, 05/17/2022	1.67%
U.S. Treasury Notes, 11/30/2025	1.26%
U.S. Treasury Notes, 09/30/2025	1.05%
Bank of America Corp. MTN, 05/19/2024	1.04%
USDA, 06/25/2038	0.57%
Prudential Financial MTN, 03/10/2026	0.51%
Metropolitan Life Global Funding I, 07/02/2025	0.51%
Bank of America Corp. MTN, 10/22/2025	0.51%
John D and Catherine T MacArthur Foundation, 12/01/2030	0.46%
FREED Trust, Ser 2020-FP1, Cl A, 03/18/2027	0.44%
8.02%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	2.47%
Bank Deposit	2.02%
Corporate Bonds	7.87%
FGLMC Single Family	7.64%
FHA Project Loans	0.34%
FHMS Multifamily	1.77%
FNMA Multifamily	10.76%
FNMA Single Family	24.56%
FRESB Multifamily	0.05%
GNMA Multifamily	15.23%
GNMA Single Family	1.16%
HUD	0.02%
Money Market Fund	7.43%
Municipal Bonds	14.24%
Small Business Administration	1.82%
Small Business Administration Participation Certificates	0.56%
Small Business Investment Company	0.01%
U.S. Treasury Notes	2.31%
USDA Loan	0.59%
Liabilities in Excess of Other Assets	(0.85)%
100.00%

**	Excludes securities sold short.

(Unaudited)	3

Expenses November 30, 2020

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six-month period ended November 30, 2020.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period* June 1, 2020 Through November 30, 2020
Actual	CRA Shares	$1,000.00	$1,006.30	$4.53
	Institutional Shares	1,000.00	1,007.60	2.26
	Retail Shares	1,000.00	1,005.90	4.02
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.56	$4.56
	Institutional Shares	1,000.00	1,022.81	2.28
	Retail Shares	1,000.00	1,021.06	4.05

* Expenses are equal to the annualized expense ratios of 0.90%, 0.45%, and 0.80% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.63%, 0.76% and 0.59% for the period June 1, 2020 to November 30, 2020 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments November 30, 2020

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.51%
FGLMC Single Family - 7.64%
Pool QB5903, 2.00%, 11/01/2050	$1,846,820	$1,920,455
Pool QB, 2.00%, 12/01/2050	1,843,129	1,914,488
Pool RA2477, 2.50%, 04/01/2050	1,486,871	1,559,672
Pool RA2531, 2.50%, 05/01/2050	2,967,702	3,153,034
Pool RA2532, 2.50%, 05/01/2050	1,446,923	1,531,081
Pool RA2612, 2.50%, 05/01/2050	7,721,372	8,099,429
Pool QB0264, 2.50%, 06/01/2050	1,080,003	1,132,883
Pool QB0768, 2.50%, 07/01/2050	483,883	507,575
Pool QB0769, 2.50%, 07/01/2050	2,474,087	2,595,224
Pool QB2045, 2.50%, 07/01/2050	4,120,920	4,322,690
Pool QB2675, 2.50%, 09/01/2050	2,068,309	2,172,650
Pool QB2739, 2.50%, 09/01/2050	2,161,652	2,267,492
Pool QB5904, 2.50%, 11/01/2050	2,687,330	2,822,901
Pool Q16506, 3.00%, 02/01/2043	33,157	34,804
Pool Q40627, 3.00%, 05/01/2046	3,419,395	3,597,544
Pool Q41877, 3.00%, 07/01/2046	1,660,024	1,746,386
Pool Q43158, 3.00%, 09/01/2046	1,127,231	1,184,213
Pool Q44344, 3.00%, 11/01/2046	489,042	513,308
Pool Q44395, 3.00%, 11/01/2046	1,875,264	1,967,756
Pool Q45623, 3.00%, 01/01/2047	3,858,896	4,093,673
Pool QA2069, 3.00%, 07/01/2049	1,182,966	1,239,800
Pool QA2173, 3.00%, 08/01/2049	808,003	845,814
Pool QA2405, 3.00%, 08/01/2049	1,982,045	2,074,696
Pool RA1190, 3.00%, 08/01/2049	818,776	857,643
Pool QA3109, 3.00%, 09/01/2049	2,051,050	2,149,589
Pool QA3562, 3.00%, 10/01/2049	2,826,875	2,958,155
Pool QA4231, 3.00%, 11/01/2049	2,765,581	2,894,679
Pool QA4780, 3.00%, 11/01/2049	1,680,254	1,757,542
Pool RA1773, 3.00%, 11/01/2049	1,467,828	1,537,259
Pool QA5579, 3.00%, 12/01/2049	2,852,275	2,987,554
Pool QA5900, 3.00%, 12/02/2049	1,491,727	1,561,783
Pool QA5721, 3.00%, 01/01/2050	1,753,422	1,852,405
Pool QA6535, 3.00%, 01/01/2050	1,857,952	1,953,126
Pool RA2089, 3.00%, 01/01/2050	527,665	551,061
Pool QA6834, 3.00%, 02/01/2050	1,657,988	1,739,321
Pool QA7417, 3.00%, 02/01/2050	2,454,940	2,568,839
Pool QA7634, 3.00%, 03/01/2050	1,860,438	1,945,569
Pool QA8482, 3.00%, 03/01/2050	2,586,286	2,724,384
Pool QB0265, 3.00%, 06/01/2050	1,068,537	1,116,709
Pool QB2046, 3.00%, 07/01/2050	1,880,925	1,980,198
Pool QB2674, 3.00%, 07/01/2050	2,201,988	2,301,094
Pool Q07121, 3.50%, 04/01/2042	28,894	30,470
Pool Q07398, 3.50%, 04/01/2042	77,119	82,980
Pool Q37430, 3.50%, 11/01/2045	126,218	135,516
Pool Q38376, 3.50%, 01/01/2046	764,939	822,857
Pool Q39359, 3.50%, 03/01/2046	1,593,390	1,713,470
Pool Q40641, 3.50%, 05/01/2046	509,216	546,271
Pool Q45628, 3.50%, 01/01/2047	2,890,224	3,106,365
Pool Q47221, 3.50%, 03/01/2047	763,859	812,726
Pool Q48279, 3.50%, 05/01/2047	789,284	852,441
Pool Q49035, 3.50%, 06/01/2047	1,514,940	1,635,757

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool Q49605, 3.50%, 07/01/2047	$675,928	$729,944
Pool Q50514, 3.50%, 08/01/2047	166,204	175,703
Pool Q50393, 3.50%, 09/01/2047	1,899,001	2,035,519
Pool Q50943, 3.50%, 09/01/2047	711,180	760,896
Pool Q51685, 3.50%, 10/01/2047	2,017,753	2,134,891
Pool V83539, 3.50%, 10/01/2047	1,874,651	1,999,381
Pool Q52610, 3.50%, 11/01/2047	1,878,335	2,013,973
Pool V83815, 3.50%, 12/01/2047	1,038,853	1,102,465
Pool Q53325, 3.50%, 01/01/2048	1,651,179	1,764,991
Pool Q54012, 3.50%, 01/01/2048	2,338,072	2,524,688
Pool Q54511, 3.50%, 02/01/2048	2,272,919	2,395,332
Pool Q54585, 3.50%, 02/01/2048	3,800,912	4,039,696
Pool Q54876, 3.50%, 03/01/2048	725,077	769,512
Pool Q55002, 3.50%, 03/01/2048	1,884,273	1,995,378
Pool Q62396, 3.50%, 04/01/2049	647,581	682,104
Pool QA2070, 3.50%, 07/01/2049	1,420,667	1,517,437
Pool QA2301, 3.50%, 08/01/2049	1,002,599	1,062,264
Pool QA3110, 3.50%, 09/01/2049	1,075,845	1,138,325
Pool QA3982, 3.50%, 10/01/2049	1,499,397	1,580,983
Pool QA4885, 3.50%, 11/01/2049	753,653	801,639
Pool QA6536, 3.50%, 01/01/2050	1,528,163	1,632,387
Pool QA7418, 3.50%, 02/01/2050	1,481,416	1,576,824
Pool Q39374, 4.00%, 03/01/2046	51,098	54,748
Pool Q47223, 4.00%, 03/01/2047	1,107,583	1,211,013
Pool Q47775, 4.00%, 04/01/2047	915,500	993,672
Pool Q48287, 4.00%, 05/01/2047	1,898,336	2,058,426
Pool Q48819, 4.00%, 06/01/2047	2,059,177	2,231,023
Pool Q49040, 4.00%, 06/01/2047	3,805,559	4,109,849
Pool Q49606, 4.00%, 07/01/2047	2,549,994	2,759,213
Pool Q49898, 4.00%, 08/01/2047	744,124	800,574
Pool Q50396, 4.00%, 08/01/2047	136,978	147,397
Pool Q50397, 4.00%, 08/01/2047	2,506,425	2,713,346
Pool Q50951, 4.00%, 09/01/2047	1,639,370	1,760,595
Pool Q51686, 4.00%, 10/01/2047	1,253,077	1,359,107
Pool V83540, 4.00%, 10/01/2047	949,226	1,022,953
Pool Q53883, 4.00%, 01/01/2048	818,335	882,884
Pool Q54464, 4.00%, 02/01/2048	1,190,674	1,285,684
Pool Q54586, 4.00%, 02/01/2048	4,272,110	4,624,839
Pool Q54877, 4.00%, 02/01/2048	970,455	1,052,382
Pool Q55004, 4.00%, 03/01/2048	1,686,891	1,823,096
Pool Q55631, 4.00%, 04/01/2048	2,281,782	2,452,261
Pool Q56253, 4.00%, 05/01/2048	2,332,938	2,507,240
Pool Q56469, 4.00%, 06/01/2048	1,127,688	1,213,763
Pool Q56900, 4.00%, 06/01/2048	1,652,025	1,788,271
Pool Q57029, 4.00%, 07/01/2048	1,300,355	1,416,305
Pool Q57388, 4.00%, 07/01/2048	894,524	958,721
Pool Q57694, 4.00%, 08/01/2048	1,055,007	1,125,522
Pool Q58271, 4.00%, 09/01/2048	915,769	998,089
Pool Q58366, 4.00%, 09/01/2048	294,662	317,154
Pool Q58774, 4.00%, 10/01/2048	1,782,999	1,952,508
Pool Q59058, 4.00%, 10/01/2048	893,141	953,007
Pool Q59686, 4.00%, 11/01/2048	1,151,791	1,239,031
Pool Q60213, 4.00%, 12/01/2048	1,572,398	1,686,458
Pool Q60598, 4.00%, 01/01/2049	626,339	676,244
Pool Q61151, 4.00%, 01/01/2049	900,325	976,261

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Q61387, 4.00%, 02/01/2049	$1,183,565	$1,274,682
Pool Q61800, 4.00%, 03/01/2049	1,138,609	1,224,882
Pool Q61986, 4.00%, 03/01/2049	1,891,211	2,017,044
Pool Q62397, 4.00%, 04/01/2049	1,346,746	1,437,108
Pool QA2071, 4.00%, 07/01/2049	1,097,935	1,188,524
Pool QA4064, 4.00%, 10/01/2049	824,182	885,673
Pool A91363, 4.50%, 03/01/2040	159,120	172,609
Pool A91756, 4.50%, 03/01/2040	244,414	269,738
Pool A92905, 4.50%, 06/01/2040	65,631	71,151
Pool A93467, 4.50%, 08/01/2040	78,253	84,785
Pool Q01597, 4.50%, 05/01/2041	282,330	306,498
Pool Q02377, 4.50%, 07/01/2041	151,920	164,767
Pool Q47624, 4.50%, 04/01/2047	739,660	810,585
Pool Q48294, 4.50%, 05/01/2047	683,737	745,292
Pool Q49044, 4.50%, 07/01/2047	1,176,877	1,291,240
Pool Q49608, 4.50%, 07/01/2047	514,419	561,176
Pool Q49902, 4.50%, 08/01/2047	290,954	319,212
Pool Q55774, 4.50%, 04/01/2048	1,185,849	1,292,262
Pool Q56476, 4.50%, 05/01/2048	1,540,353	1,671,800
Pool Q56906, 4.50%, 06/01/2048	2,705,928	2,987,297
Pool Q57389, 4.50%, 07/01/2048	1,355,356	1,479,703
Pool Q57906, 4.50%, 08/01/2048	2,183,979	2,392,774
Pool Q58775, 4.50%, 09/01/2048	1,990,466	2,176,895
Pool Q59454, 4.50%, 11/01/2048	551,676	603,483
Pool Q60215, 4.50%, 11/01/2048	1,310,178	1,423,193
Pool Q61389, 4.50%, 02/01/2049	307,031	334,530
Pool A68734, 5.00%, 07/01/2037	17,215	19,022
Pool A91364, 5.00%, 03/01/2040	192,000	212,520
Pool A92906, 5.00%, 07/01/2040	287,077	321,864
Pool A56707, 5.50%, 01/01/2037	63,201	70,668
Pool A58653, 5.50%, 03/01/2037	54,669	61,100
Pool A68746, 5.50%, 10/01/2037	134,383	150,296
Pool A76192, 5.50%, 04/01/2038	274,942	311,362
Pool A76444, 5.50%, 04/01/2038	105,684	118,187
Pool A78742, 5.50%, 06/01/2038	564,655	651,248
Pool G06072, 6.00%, 06/01/2038	319,416	381,789
Pool G06073, 6.50%, 10/01/2037	676,683	812,001
		212,356,259
FHA Project Loans - 0.34%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,835,065	2,814,896
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,459,698	5,861,839
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	579,753	607,004
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	173,332	173,313
		9,457,052

FHMS Multifamily - 1.77%
Pool WA4405, 1.15%, 05/01/2027	3,827,696	3,909,122
Pool KF36, 0.48%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,463,541	2,465,297
Pool Q012, 0.58%, 08/25/2025	4,098,091	4,099,677
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,485,351
Pool 2020-P003, 0.83%, 02/25/2031	6,769,563	6,695,385
Pool Q012, 1.01%, 08/25/2030	4,600,000	4,572,134
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	8,023,570
Pool KSG1-A2, 1.50%, 09/25/2030	3,850,000	3,960,439

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool K109, 1.56%, 04/25/2030	$1,500,000	$1,557,000
Pool Q014, 1.56%, 01/25/2036	2,835,000	2,869,596
Pool WN0034, 1.94%, 04/01/2037	5,250,000	5,103,079
Pool K094, 2.70%, 04/25/2029	3,973,843	4,368,194
		49,108,844
FNMA Multifamily – 10.76%
Pool AM8728, 0.45%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,661,674	2,662,185
Pool BL8108, 1.19%, 09/01/2032	2,989,145	2,955,551
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,747,017
Pool BL7892, 1.24%, 08/01/2030	6,466,617	6,509,432
Pool BL7247, 1.25%, 06/01/2030	3,167,896	3,195,903
Pool BL7686, 1.28%, 08/01/2030	2,983,955	3,014,039
Pool BL7010, 1.30%, 06/01/2030	10,000,000	10,091,226
Pool BL7898, 1.31%, 08/01/2032	8,100,000	8,025,160
Pool FNWoodBridgeApts, 1.32%, 12/04/2030 (a) (b)	7,225,000	7,307,699
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,950,514
Pool BL8013, 1.36%, 08/01/2035	5,352,249	5,245,756
Pool BL8014, 1.36%, 08/01/2035	4,769,726	4,674,822
Pool CreekSideVillas, 1.38%, 12/30/2030 (a) (b)	8,000,000	8,168,457
Pool BL7636, 1.41%, 07/01/2032	3,000,000	3,009,809
Pool BL7257, 1.44%, 06/01/2032	413,692	418,911
Pool BL9838, 1.48%, 12/01/2030 (a) (b)	2,386,000	2,441,578
Pool BL6827, 1.50%, 06/01/2032	6,345,525	6,477,436
Pool BL7351, 1.65%, 07/01/2030	655,000	680,743
Pool BL7338, 1.81%, 07/01/2032	1,760,000	1,841,176
Pool BL6240, 1.94%, 03/01/2030	750,000	794,448
Pool AN2159, 2.06%, 12/01/2022	1,395,087	1,394,549
Pool BL6159, 2.06%, 03/01/2030	1,832,316	1,958,712
Pool BL5261, 2.18%, 03/01/2030	1,973,531	2,108,294
Pool AM1491, 2.24%, 11/01/2022	1,649,000	1,687,977
Pool AN3157, 2.25%, 10/01/2026	4,312,049	4,588,852
Pool AN1684, 2.30%, 06/01/2023	2,593,998	2,702,174
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,589,554
Pool AM1114, 2.34%, 11/01/2022	1,047,345	1,073,671
Pool BL5452, 2.41%, 01/01/2030	3,430,303	3,713,486
Pool BL4589, 2.45%, 10/01/2029	6,509,958	7,087,592
Pool AM2198, 2.48%, 01/01/2023	92,671	95,440
Pool BL4134, 2.52%, 02/01/2034	6,420,000	6,962,640
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,094,011
Pool AN1381, 2.56%, 08/01/2026	892,262	962,031
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,470,354
Pool AN1428, 2.69%, 04/01/2026	572,461	619,273
Pool AN0668, 2.75%, 10/01/2021	2,033,809	2,050,792
Pool AN0761, 2.75%, 10/01/2021	2,671,888	2,694,163
Pool AN0777, 2.75%, 11/01/2021	2,105,753	2,127,099
Pool AM9007, 2.78%, 05/01/2025	472,012	507,639
Pool AM8561, 2.82%, 04/01/2025	4,026,771	4,332,709
Pool AN2174, 2.84%, 07/01/2026	6,600,000	7,050,418
Pool AN0876, 2.85%, 02/01/2026	1,369,811	1,490,129
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,332,340
Pool 471460, 2.88%, 06/01/2022	843,315	863,195
Pool AM7627, 2.95%, 01/01/2025	3,290,525	3,550,633
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,856,607
Pool AN5781, 2.96%, 06/01/2029	470,564	519,121

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AN8458, 2.97%, 02/01/2025	$4,940,059	$5,360,119
Pool AN5536, 2.97%, 05/01/2027	3,229,961	3,573,293
Pool BL2741, 2.97%, 06/01/2029	3,434,154	3,858,584
Pool AN6926, 3.00%, 11/01/2032	994,496	1,126,149
Pool BL4558, 3.00%, 11/01/2035	3,704,765	4,186,117
Pool AN0915, 3.01%, 02/01/2026	459,197	503,150
Pool AN7354, 3.03%, 11/01/2027	2,640,171	2,943,792
Pool AN3838, 3.05%, 01/01/2022	472,135	471,920
Pool AN5273, 3.06%, 05/01/2027	398,173	443,294
Pool AN6579, 3.06%, 09/01/2027	1,442,116	1,560,534
Pool AN5758, 3.09%, 06/01/2027	1,487,647	1,610,064
Pool BL2603, 3.10%, 05/01/2029	5,649,298	6,398,419
Pool AN4301, 3.15%, 01/01/2027	493,349	550,378
Pool AN8567, 3.15%, 03/01/2028	7,332,649	8,236,933
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,847,471
Pool AN8521, 3.19%, 03/01/2028	2,474,452	2,591,521
Pool AN9141, 3.20%, 05/01/2025	1,300,069	1,384,827
Pool AN6262, 3.20%, 08/01/2027	508,436	570,389
Pool AN6232, 3.20%, 08/01/2029	5,010,206	5,741,684
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,406,488
Pool AN4133, 3.21%, 01/01/2033	232,848	267,245
Pool AM8227, 3.21%, 03/01/2033	90,274	97,858
Pool AM9393, 3.23%, 07/01/2025	910,883	997,286
Pool AN5792, 3.30%, 04/01/2034	918,544	1,073,307
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,816,723
Pool AM9780, 3.31%, 03/01/2031	375,654	430,260
Pool BL2249, 3.32%, 04/01/2029	800,000	911,351
Pool AM6620, 3.34%, 08/01/2024	535,804	535,416
Pool BL2377, 3.34%, 05/01/2031	2,870,600	3,334,840
Pool AN8814, 3.36%, 04/01/2028	959,429	1,089,725
Pool AN4505, 3.36%, 02/01/2032	968,463	1,092,783
Pool 470414, 3.37%, 01/01/2022	210,447	210,295
Pool AM3973, 3.37%, 07/01/2023	3,200,747	3,247,698
Pool AN4978, 3.39%, 03/01/2033	1,190,748	1,386,069
Pool AN5418, 3.40%, 05/01/2033	750,000	883,876
Pool AM5986, 3.44%, 06/01/2026	587,455	656,434
Pool AN9534, 3.45%, 06/01/2025	2,404,398	2,637,527
Pool AN4404, 3.45%, 01/01/2027	677,415	734,836
Pool BL0478, 3.57%, 10/01/2025	2,033,106	2,185,672
Pool AN4782, 3.69%, 02/01/2037	1,604,372	1,907,415
Pool AN1108, 3.76%, 03/01/2046	276,010	319,525
Pool AN4171, 3.79%, 01/01/2035	800,187	871,335
Pool AN9844, 3.80%, 07/01/2030	792,195	938,449
Pool 469075, 3.82%, 09/01/2021	638,039	644,521
Pool BL1090, 3.82%, 12/01/2025	973,486	1,019,730
Pool AM9376, 3.83%, 07/01/2045	458,708	537,441
Pool 466973, 3.85%, 01/01/2021	1,944,377	1,943,751
Pool 469094, 3.90%, 09/01/2026	121,590	131,682
Pool AN0360, 3.95%, 12/01/2045	100,000	120,568
Pool 468263, 3.98%, 06/01/2021	3,374,035	3,382,449
Pool AN4676, 4.10%, 03/01/2047	1,272,364	1,470,070
Pool AM5197, 4.20%, 01/01/2030	384,727	457,321
Pool 468251, 4.76%, 06/01/2026	554,415	642,377
Pool 464133, 4.85%, 01/01/2025	1,845,531	2,061,858
Pool 466907, 5.13%, 03/01/2026	359,621	418,737

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool 387215, 5.19%, 01/01/2023	$377,466	$402,787
Pool 465394, 5.20%, 03/01/2026	483,963	564,638
Pool 463895, 5.25%, 10/01/2025	336,921	392,492
Pool 874487, 5.52%, 05/01/2025	437,575	462,571
Pool 463000, 5.58%, 08/01/2021	1,145,384	1,156,756
Pool 874481, 5.75%, 04/01/2022	3,066,966	3,193,858
Pool 387005, 5.95%, 06/01/2022	298,796	298,609
Pool 873949, 5.95%, 09/01/2024	1,104,612	1,147,372
Pool 463839, 5.96%, 11/01/2027	597,791	689,385
Pool 873679, 6.10%, 06/01/2024	387,428	403,547
Pool 467914, 6.10%, 04/01/2041	483,004	561,429
Pool 463997, 6.12%, 12/01/2027	901,273	1,053,035
Pool 958614, 6.22%, 04/01/2027	329,306	375,233
Pool 464836, 6.23%, 03/01/2028	1,555,060	1,751,309
Pool 465260, 6.33%, 06/01/2028	1,410,888	1,661,675
Pool 464254, 6.34%, 11/01/2027	2,400,755	2,811,278
Pool 464969, 6.34%, 04/01/2028	2,445,576	3,073,138
Pool 464632, 6.50%, 02/01/2028	442,740	493,218
Pool 465588, 6.55%, 07/01/2028	539,128	633,692
Pool 466756, 6.59%, 12/01/2028	1,648,348	1,944,649
Pool 464573, 6.72%, 02/01/2040	2,144,428	2,554,062
Pool 466595, 6.78%, 11/01/2025	3,423,852	4,036,350
Pool 469854, 8.26%, 12/01/2026	1,537,665	1,930,119
		299,108,075
FNMA Single Family - 24.56%
Pool BQ1545, 2.00%, 09/01/2050	4,510,477	4,685,105
Pool BQ1571, 2.00%, 09/01/2050	6,372,344	6,619,056
Pool BQ1603, 2.00%, 09/01/2050	2,749,409	2,859,030
Pool BQ2362, 2.00%, 09/01/2050	4,938,064	5,129,246
Pool BQ3064, 2.00%, 09/01/2050	4,085,931	4,244,122
Pool BQ7638, 2.00%, 11/01/2050	2,652,079	2,754,757
Pool CA7661, 2.00%, 11/01/2050	3,156,383	3,278,585
Pool CA7182, 2.00%, 09/01/2050	2,027,456	2,105,951
Pool QB3154, 2.00%, 09/01/2050	3,834,153	3,982,596
Pool QB3835, 2.00%, 09/01/2050	4,271,633	4,437,014
Pool QB3978, 2.00%, 09/01/2050	4,482,130	4,655,660
Pool RA3677, 2.00%, 09/01/2050	1,871,495	1,943,952
Pool BP7434, 2.00%, 10/01/2050	1,133,837	1,177,734
Pool BQ3112, 2.00%, 10/01/2050	2,656,670	2,759,526
Pool BQ4812, 2.00%, 10/01/2050	3,981,217	4,135,354
Pool BQ4876, 2.00%, 10/01/2050	2,723,584	2,829,030
Pool CA7287, 2.00%, 10/01/2050	2,785,368	2,893,207
Pool QB4065, 2.00%, 10/01/2050	1,896,104	1,969,513
Pool QB4506, 2.00%, 10/01/2050	4,429,549	4,601,043
Pool BQ5814, 2.00%, 11/01/2050	2,695,109	2,799,453
Pool QB5044, 2.00%, 11/01/2050	3,454,687	3,588,438
Pool BP5424, 2.50%, 05/01/2050	1,499,866	1,573,303
Pool CA5693, 2.50%, 05/01/2050	1,502,839	1,592,550
Pool BP5447, 2.50%, 06/01/2050	1,565,720	1,642,382
Pool BP5470, 2.50%, 06/01/2050	1,074,871	1,130,618
Pool BP5498, 2.50%, 06/01/2050	1,876,344	1,968,214
Pool BP8732, 2.50%, 06/01/2050	2,992,275	3,138,784
Pool CA6159, 2.50%, 06/01/2050	2,338,929	2,453,448
Pool QB0406, 2.50%, 06/01/2050	1,313,888	1,378,219
Pool BP8742, 2.50%, 07/01/2050	1,711,074	1,794,852

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BP8759, 2.50%, 07/01/2050	$2,349,426	$2,464,459
Pool BP8789, 2.50%, 07/01/2050	1,622,714	1,706,962
Pool BP8814, 2.50%, 07/01/2050	1,440,627	1,513,302
Pool BP9533, 2.50%, 07/01/2050	2,358,497	2,473,974
Pool BP9534, 2.50%, 07/01/2050	2,406,326	2,527,720
Pool BP9566, 2.50%, 07/01/2050	443,424	465,794
Pool QB0821, 2.50%, 07/01/2050	1,379,751	1,447,307
Pool QB1534, 2.50%, 07/01/2050	1,731,628	1,816,413
Pool QB1536, 2.50%, 07/01/2050	1,111,827	1,166,265
Pool QB1680, 2.50%, 07/01/2050	1,196,608	1,255,197
Pool RA3120, 2.50%, 07/01/2050	3,488,401	3,659,201
Pool BP9596, 2.50%, 08/01/2050	1,039,331	1,099,146
Pool BP9598, 2.50%, 08/01/2050	1,161,566	1,221,872
Pool BQ0192, 2.50%, 08/01/2050	1,978,967	2,081,711
Pool BQ0210, 2.50%, 08/01/2050	2,335,897	2,461,178
Pool BQ0228, 2.50%, 08/01/2050	2,461,610	2,585,794
Pool BQ0248, 2.50%, 08/01/2050	2,105,229	2,211,432
Pool CA6683, 2.50%, 08/01/2050	4,496,774	4,716,946
Pool QB2636, 2.50%, 08/01/2050	2,145,440	2,250,486
Pool RA3298, 2.50%, 08/01/2050	4,741,655	4,973,818
Pool RA3322, 2.50%, 08/01/2050	1,954,050	2,049,725
Pool RA3381, 2.50%, 08/01/2050	3,836,451	4,024,293
Pool BQ1546, 2.50%, 09/01/2050	3,252,679	3,411,937
Pool BQ1572, 2.50%, 09/01/2050	5,125,033	5,375,967
Pool BQ1604, 2.50%, 09/01/2050	3,021,432	3,169,369
Pool BQ2363, 2.50%, 09/01/2050	1,822,627	1,911,867
Pool BQ3065, 2.50%, 09/01/2050	3,331,950	3,504,936
Pool QB3152, 2.50%, 09/01/2050	3,840,938	4,029,000
Pool QB3834, 2.50%, 09/01/2050	2,538,662	2,666,731
Pool QB3976, 2.50%, 09/01/2050	2,813,495	2,959,561
Pool RA3545, 2.50%, 09/01/2050	1,529,711	1,604,610
Pool BQ3113, 2.50%, 10/01/2050	2,418,718	2,537,145
Pool BQ4813, 2.50%, 10/01/2050	4,153,429	4,356,791
Pool BQ4877, 2.50%, 10/01/2050	2,814,958	2,961,104
Pool CA7296, 2.50%, 10/01/2050	1,089,125	1,142,451
Pool QB4066, 2.50%, 10/01/2050	1,154,518	1,212,762
Pool QB4507, 2.50%, 10/01/2050	4,118,086	4,319,718
Pool BQ5815, 2.50%, 11/01/2050	5,233,904	5,490,168
Pool BQ7638, 2.50%, 11/01/2050	5,170,816	5,431,672
Pool CA7663, 2.50%, 11/01/2050	1,971,216	2,067,731
Pool QB5042, 2.50%, 11/01/2050	6,550,616	6,871,349
Pool AB6333, 3.00%, 09/01/2042	536,663	570,545
Pool AP7482, 3.00%, 09/01/2042	94,125	100,415
Pool AP9712, 3.00%, 09/01/2042	100,088	106,779
Pool AB7486, 3.00%, 12/01/2042	805,412	856,054
Pool AR5591, 3.00%, 01/01/2043	48,825	52,089
Pool AT1983, 3.00%, 04/01/2043	569,200	607,252
Pool AB9496, 3.00%, 05/01/2043	50,317	53,570
Pool AR6415, 3.00%, 05/01/2043	335,010	357,408
Pool AT0343, 3.00%, 05/01/2043	37,200	39,961
Pool AS7134, 3.00%, 05/01/2046	1,204,964	1,267,894
Pool AS7340, 3.00%, 06/01/2046	2,678,720	2,818,508
Pool BC1141, 3.00%, 06/01/2046	619,350	650,011
Pool AS7521, 3.00%, 07/01/2046	1,426,410	1,500,679
Pool BD0472, 3.00%, 07/01/2046	468,934	490,999

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AS7816, 3.00%, 08/01/2046	$3,336,447	$3,505,496
Pool BC2796, 3.00%, 08/01/2046	1,757,754	1,847,714
Pool AS7899, 3.00%, 09/01/2046	1,764,246	1,852,942
Pool BD6343, 3.00%, 09/01/2046	660,879	703,509
Pool AS8079, 3.00%, 10/01/2046	2,586,970	2,717,460
Pool BC4722, 3.00%, 10/01/2046	619,870	650,704
Pool AS8290, 3.00%, 11/01/2046	1,978,461	2,078,391
Pool AS8463, 3.00%, 12/01/2046	2,858,000	3,004,507
Pool BC9073, 3.00%, 12/01/2046	2,443,909	2,564,789
Pool AS8650, 3.00%, 01/01/2047	6,993,037	7,327,719
Pool BD7042, 3.00%, 03/01/2047	787,972	834,858
Pool BN6614, 3.00%, 05/01/2049	542,752	568,500
Pool BN8885, 3.00%, 05/01/2049	457,936	479,720
Pool BN6722, 3.00%, 06/01/2049	1,268,307	1,328,210
Pool BN8907, 3.00%, 06/01/2049	625,136	658,507
Pool BN8921, 3.00%, 06/01/2049	356,097	373,258
Pool BO1800, 3.00%, 06/01/2049	1,995,717	2,088,390
Pool BO1272, 3.00%, 07/01/2049	1,228,863	1,287,192
Pool BO1283, 3.00%, 07/01/2049	1,194,124	1,251,111
Pool CA3873, 3.00%, 07/01/2049	2,659,528	2,787,117
Pool BN7692, 3.00%, 08/01/2049	1,985,514	2,080,351
Pool BN7703, 3.00%, 08/01/2049	5,697,384	5,953,271
Pool BO1314, 3.00%, 08/01/2049	1,992,916	2,088,067
Pool BO1318, 3.00%, 08/01/2049	1,799,662	1,885,573
Pool BO1324, 3.00%, 08/01/2049	2,064,265	2,169,221
Pool CA3957, 3.00%, 08/01/2049	3,458,925	3,625,101
Pool BO2209, 3.00%, 09/01/2049	1,552,883	1,625,845
Pool BO2957, 3.00%, 09/01/2049	1,666,540	1,743,692
Pool BO2962, 3.00%, 09/01/2049	2,560,588	2,680,030
Pool BO3017, 3.00%, 09/01/2049	2,858,579	2,990,714
Pool BO3200, 3.00%, 09/01/2049	1,241,394	1,298,671
Pool CA4244, 3.00%, 09/01/2049	1,243,773	1,303,528
Pool BO5402, 3.00%, 10/01/2049	2,634,818	2,765,670
Pool BO5431, 3.00%, 10/01/2049	1,847,736	1,936,511
Pool BO5441, 3.00%, 10/01/2049	1,308,628	1,380,098
Pool CA4331, 3.00%, 10/01/2049	4,343,911	4,549,555
Pool BO4660, 3.00%, 11/01/2049	2,187,650	2,289,904
Pool BO5348, 3.00%, 11/01/2049	2,888,522	3,027,300
Pool BO5477, 3.00%, 11/01/2049	4,017,420	4,217,354
Pool BO5487, 3.00%, 11/01/2049	2,474,679	2,593,572
Pool CA4531, 3.00%, 11/01/2049	6,405,259	6,711,802
Pool BO5371, 3.00%, 12/01/2049	1,514,162	1,612,552
Pool BO6215, 3.00%, 12/01/2049	839,011	878,011
Pool BO8900, 3.00%, 12/01/2049	2,403,637	2,514,018
Pool BO8936, 3.00%, 01/01/2050	2,200,988	2,314,345
Pool BO8980, 3.00%, 01/01/2050	1,659,677	1,736,703
Pool CA5097, 3.00%, 01/01/2050	1,557,995	1,631,162
Pool BO9005, 3.00%, 02/01/2050	1,346,799	1,410,130
Pool BP1309, 3.00%, 02/01/2050	2,408,665	2,520,154
Pool CA5237, 3.00%, 02/01/2050	4,083,947	4,271,251
Pool BP1374, 3.00%, 03/01/2050	3,024,262	3,164,244
Pool BP1467, 3.00%, 03/01/2050	3,278,682	3,453,750
Pool BP5412, 3.00%, 05/01/2050	740,033	773,952
Pool BP5425, 3.00%, 05/01/2050	530,216	554,599
Pool CA5694, 3.00%, 05/01/2050	5,736,974	6,002,954

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BP5448, 3.00%, 06/01/2050	$472,969	$495,346
Pool BP5471, 3.00%, 06/01/2050	421,642	444,157
Pool BP5499, 3.00%, 06/01/2050	725,488	758,194
Pool BP8733, 3.00%, 06/01/2050	1,127,379	1,178,542
Pool CA6160, 3.00%, 06/01/2050	1,575,799	1,648,385
Pool BP8743, 3.00%, 07/01/2050	645,278	681,201
Pool BP8760, 3.00%, 07/01/2050	524,357	549,126
Pool BP8790, 3.00%, 07/01/2050	1,455,155	1,531,959
Pool BP8815, 3.00%, 07/01/2050	1,008,909	1,065,076
Pool BP9535, 3.00%, 07/01/2050	1,240,280	1,296,196
Pool BP9536, 3.00%, 07/01/2050	1,331,159	1,410,398
Pool BP9567, 3.00%, 07/01/2050	1,067,384	1,126,806
Pool QB0757, 3.00%, 07/01/2050	1,176,629	1,242,132
Pool QB0816, 3.00%, 07/01/2050	716,525	748,827
Pool QB1681, 3.00%, 07/01/2050	1,238,127	1,311,829
Pool BP9597, 3.00%, 08/01/2050	733,550	772,266
Pool BQ0193, 3.00%, 08/01/2050	978,640	1,030,293
Pool BQ0211, 3.00%, 08/01/2050	935,133	987,193
Pool BQ0229, 3.00%, 08/01/2050	1,205,297	1,277,043
Pool BQ0249, 3.00%, 08/01/2050	1,120,631	1,179,778
Pool BQ1573, 3.00%, 09/01/2050	2,726,981	2,878,796
Pool QB3153, 3.00%, 09/01/2050	2,447,412	2,563,020
Pool AS0092, 3.50%, 07/01/2043	175,761	190,070
Pool AU1769, 3.50%, 08/01/2043	219,005	238,156
Pool AX4858, 3.50%, 12/01/2044	258,082	277,982
Pool AX7551, 3.50%, 01/01/2045	183,384	197,656
Pool AY4388, 3.50%, 02/01/2045	342,077	367,428
Pool AS4536, 3.50%, 03/01/2045	181,692	194,218
Pool AX9585, 3.50%, 03/01/2045	1,419,055	1,523,900
Pool AY5019, 3.50%, 03/01/2045	112,095	119,342
Pool AS4738, 3.50%, 04/01/2045	616,980	660,714
Pool AY1387, 3.50%, 04/01/2045	203,325	218,396
Pool AS4913, 3.50%, 05/01/2045	790,193	845,994
Pool AY3458, 3.50%, 05/01/2045	363,017	392,065
Pool AY8252, 3.50%, 05/01/2045	168,444	181,753
Pool AY8271, 3.50%, 05/01/2045	106,914	115,093
Pool AS5117, 3.50%, 06/01/2045	823,165	885,835
Pool AZ2274, 3.50%, 06/01/2045	211,231	228,135
Pool AZ2316, 3.50%, 06/01/2045	142,590	151,533
Pool AS5351, 3.50%, 07/01/2045	186,440	199,711
Pool AZ0805, 3.50%, 07/01/2045	604,578	649,786
Pool AZ5686, 3.50%, 07/01/2045	134,467	143,674
Pool AS5579, 3.50%, 08/01/2045	171,399	184,599
Pool AZ5696, 3.50%, 08/01/2045	69,148	72,939
Pool AS5767, 3.50%, 09/01/2045	426,132	458,264
Pool AZ2904, 3.50%, 09/01/2045	245,169	263,623
Pool AZ9193, 3.50%, 09/01/2045	155,615	166,028
Pool AS5917, 3.50%, 10/01/2045	645,689	692,707
Pool AZ4755, 3.50%, 10/01/2045	138,028	149,074
Pool AS6127, 3.50%, 11/01/2045	543,909	584,752
Pool AS6309, 3.50%, 12/01/2045	344,122	370,044
Pool BC0066, 3.50%, 12/01/2045	251,303	270,404
Pool AS6467, 3.50%, 01/01/2046	1,513,901	1,616,895
Pool AS6616, 3.50%, 02/01/2046	981,814	1,053,021
Pool BC0223, 3.50%, 02/01/2046	1,136,946	1,222,424

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool BC0226, 3.50%, 02/01/2046	$189,007	$202,937
Pool AS6785, 3.50%, 03/01/2046	1,935,786	2,076,694
Pool AS6956, 3.50%, 04/01/2046	1,936,129	2,078,649
Pool BC0801, 3.50%, 04/01/2046	701,785	754,494
Pool AS7135, 3.50%, 05/01/2046	244,015	259,704
Pool BC6041, 3.50%, 05/01/2046	659,927	700,298
Pool BD0456, 3.50%, 06/01/2046	182,718	198,032
Pool BC9068, 3.50%, 12/01/2046	589,638	632,200
Pool AS8635, 3.50%, 01/01/2047	3,232,345	3,442,048
Pool AS8808, 3.50%, 02/01/2047	2,377,698	2,545,085
Pool AS8918, 3.50%, 03/01/2047	4,216,235	4,469,240
Pool BD7046, 3.50%, 03/01/2047	4,540,556	4,840,209
Pool BE7198, 3.50%, 03/01/2047	334,019	354,477
Pool AS9380, 3.50%, 04/01/2047	1,766,908	1,879,972
Pool BH1139, 3.50%, 04/01/2047	275,026	293,654
Pool BH1158, 3.50%, 04/01/2047	478,392	508,689
Pool AS9548, 3.50%, 05/01/2047	3,137,661	3,326,740
Pool BD2416, 3.50%, 05/01/2047	1,638,568	1,737,641
Pool AS9814, 3.50%, 06/01/2047	1,761,430	1,865,846
Pool BE3687, 3.50%, 06/01/2047	1,151,105	1,241,766
Pool BH5307, 3.50%, 06/01/2047	373,473	395,225
Pool AS9943, 3.50%, 07/01/2047	2,768,989	2,940,369
Pool BH5329, 3.50%, 07/01/2047	328,443	351,627
Pool BH2607, 3.50%, 08/01/2047	995,094	1,061,375
Pool CA0116, 3.50%, 08/01/2047	2,481,863	2,632,692
Pool BH2671, 3.50%, 09/01/2047	1,298,611	1,374,582
Pool BH5391, 3.50%, 09/01/2047	729,720	777,114
Pool CA0408, 3.50%, 09/01/2047	581,420	613,850
Pool BH4063, 3.50%, 10/01/2047	982,714	1,041,983
Pool BH9370, 3.50%, 10/01/2047	705,882	764,214
Pool CA0566, 3.50%, 10/01/2047	959,473	1,014,448
Pool BH5746, 3.50%, 11/01/2047	2,148,223	2,272,064
Pool CA0744, 3.50%, 11/01/2047	706,239	746,544
Pool BH7046, 3.50%, 12/01/2047	4,950,117	5,263,508
Pool BJ1663, 3.50%, 12/01/2047	1,784,041	1,884,698
Pool CA0918, 3.50%, 12/01/2047	1,743,459	1,848,804
Pool BH7097, 3.50%, 01/01/2048	3,122,279	3,309,960
Pool BJ4551, 3.50%, 01/01/2048	1,406,735	1,488,115
Pool BJ4562, 3.50%, 01/01/2048	651,678	698,442
Pool CA1074, 3.50%, 01/01/2048	2,572,332	2,756,926
Pool BH9270, 3.50%, 02/01/2048	2,348,493	2,483,951
Pool BJ4611, 3.50%, 02/01/2048	1,202,803	1,269,190
Pool BJ4612, 3.50%, 02/01/2048	729,888	780,567
Pool CA1243, 3.50%, 02/01/2048	5,836,275	6,206,787
Pool BJ0616, 3.50%, 03/01/2048	2,985,590	3,167,713
Pool BJ0652, 3.50%, 03/01/2048	1,815,639	1,922,589
Pool BK1959, 3.50%, 03/01/2048	1,342,634	1,418,207
Pool BK1960, 3.50%, 03/01/2048	1,119,681	1,194,607
Pool CA1415, 3.50%, 03/01/2048	3,580,720	3,791,877
Pool MA3574, 3.50%, 01/01/2049	8,692,160	9,159,039
Pool BN5245, 3.50%, 02/01/2049	1,070,946	1,134,659
Pool MA3597, 3.50%, 02/01/2049	6,916,551	7,296,089
Pool BN4385, 3.50%, 03/01/2049	918,253	983,662
Pool BN5344, 3.50%, 03/01/2049	1,478,735	1,559,164
Pool BN6226, 3.50%, 03/01/2049	58,595	61,833

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BN6235, 3.50%, 04/01/2049	$173,737	$186,070
Pool BN6245, 3.50%, 04/01/2049	187,965	198,135
Pool BN6283, 3.50%, 04/01/2049	700,086	738,035
Pool BN6567, 3.50%, 04/01/2049	1,875,621	1,980,649
Pool CA3399, 3.50%, 04/01/2049	2,226,398	2,347,762
Pool BN6299, 3.50%, 05/01/2049	1,073,815	1,132,249
Pool BN6619, 3.50%, 05/01/2049	1,635,567	1,724,293
Pool BN8886, 3.50%, 05/01/2049	3,559,940	3,753,641
Pool CA3556, 3.50%, 05/01/2049	2,549,678	2,699,571
Pool BN6735, 3.50%, 06/01/2049	1,720,635	1,814,310
Pool BN8911, 3.50%, 06/01/2049	2,564,591	2,722,137
Pool BN8922, 3.50%, 06/01/2049	1,316,070	1,400,240
Pool BN8930, 3.50%, 06/01/2049	2,647,922	2,810,772
Pool CA3738, 3.50%, 06/01/2049	2,020,569	2,144,153
Pool BO1273, 3.50%, 07/01/2049	3,257,849	3,434,629
Pool BO1284, 3.50%, 07/01/2049	2,432,700	2,603,656
Pool BO1315, 3.50%, 07/01/2049	1,524,237	1,619,502
Pool BO1795, 3.50%, 07/01/2049	1,082,241	1,145,194
Pool CA3874, 3.50%, 07/01/2049	1,909,430	2,013,290
Pool BO1319, 3.50%, 08/01/2049	2,133,620	2,263,590
Pool BO1358, 3.50%, 08/01/2049	1,635,456	1,724,361
Pool BO2963, 3.50%, 09/01/2049	2,289,878	2,432,372
Pool BO5403, 3.50%, 10/01/2049	1,008,103	1,068,678
Pool BO5349, 3.50%, 11/01/2049	331,196	350,393
Pool BO5478, 3.50%, 11/01/2049	1,883,039	2,000,086
Pool BO5488, 3.50%, 11/01/2049	1,465,340	1,545,132
Pool BO5372, 3.50%, 12/01/2049	701,384	739,619
Pool BO8937, 3.50%, 01/01/2050	1,790,400	1,902,965
Pool BO9006, 3.50%, 02/01/2050	1,091,542	1,162,294
Pool BP1310, 3.50%, 02/01/2050	1,277,640	1,359,925
Pool BP1468, 3.50%, 03/01/2050	1,104,427	1,181,016
Pool AH0540, 4.00%, 12/01/2040	26,385	28,164
Pool AH2979, 4.00%, 01/01/2041	61,616	66,531
Pool AH5643, 4.00%, 01/01/2041	102,126	111,882
Pool AH5671, 4.00%, 02/01/2041	183,359	201,233
Pool AH8877, 4.00%, 04/01/2041	127,667	140,567
Pool AI9871, 4.00%, 09/01/2041	56,900	61,688
Pool AJ4024, 4.00%, 10/01/2041	111,723	122,699
Pool AU9998, 4.00%, 09/01/2043	83,360	90,667
Pool AS0716, 4.00%, 10/01/2043	488,307	531,263
Pool AU6721, 4.00%, 10/01/2043	155,562	170,665
Pool AV0191, 4.00%, 10/01/2043	38,530	41,108
Pool AV0214, 4.00%, 10/01/2043	65,147	69,668
Pool AS0929, 4.00%, 11/01/2043	309,864	337,094
Pool AU6999, 4.00%, 11/01/2043	949,682	1,051,892
Pool AU7007, 4.00%, 11/01/2043	190,093	208,817
Pool AS1368, 4.00%, 12/01/2043	85,835	94,329
Pool AV0670, 4.00%, 12/01/2043	205,676	226,019
Pool AS1427, 4.00%, 01/01/2044	148,513	160,838
Pool AV6342, 4.00%, 01/01/2044	147,268	159,286
Pool AS1671, 4.00%, 02/01/2044	65,517	70,843
Pool AV5020, 4.00%, 02/01/2044	289,651	316,933
Pool AS1877, 4.00%, 03/01/2044	29,332	31,496
Pool AV7087, 4.00%, 03/01/2044	337,559	370,726
Pool AW0985, 4.00%, 05/01/2044	107,468	118,111

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool AW3597, 4.00%, 06/01/2044	$219,688	$241,432
Pool AW5358, 4.00%, 06/01/2044	73,480	79,781
Pool AS2826, 4.00%, 07/01/2044	123,876	136,145
Pool AW8968, 4.00%, 07/01/2044	91,262	98,855
Pool AS3009, 4.00%, 08/01/2044	217,092	236,746
Pool AS3493, 4.00%, 10/01/2044	282,940	307,147
Pool AX0902, 4.00%, 10/01/2044	92,370	100,474
Pool AX3165, 4.00%, 10/01/2044	36,719	39,347
Pool AS3951, 4.00%, 11/01/2044	44,277	47,248
Pool AX4856, 4.00%, 12/01/2044	107,363	117,998
Pool AX7550, 4.00%, 12/01/2044	189,536	203,693
Pool AY5025, 4.00%, 03/01/2045	510,583	550,905
Pool AY8277, 4.00%, 05/01/2045	117,260	128,403
Pool AZ5697, 4.00%, 08/01/2045	145,853	156,745
Pool AZ9195, 4.00%, 09/01/2045	140,548	153,727
Pool BE7194, 4.00%, 03/01/2047	1,268,755	1,361,997
Pool BE7216, 4.00%, 04/01/2047	1,598,504	1,728,035
Pool BH1143, 4.00%, 04/01/2047	873,269	933,774
Pool BD2419, 4.00%, 05/01/2047	1,951,668	2,101,127
Pool BH1167, 4.00%, 05/01/2047	202,180	215,651
Pool BE3689, 4.00%, 06/01/2047	3,368,070	3,624,004
Pool BH5309, 4.00%, 06/01/2047	2,260,616	2,442,375
Pool BE3762, 4.00%, 07/01/2047	1,733,570	1,873,519
Pool BH5334, 4.00%, 07/01/2047	53,514	58,442
Pool BH5335, 4.00%, 07/01/2047	485,880	521,051
Pool BH5361, 4.00%, 08/01/2047	1,347,609	1,462,009
Pool BH5395, 4.00%, 09/01/2047	967,838	1,064,724
Pool BH4060, 4.00%, 10/01/2047	1,188,625	1,275,580
Pool BH9379, 4.00%, 10/01/2047	262,306	280,005
Pool BH5748, 4.00%, 11/01/2047	1,326,367	1,420,610
Pool BJ4571, 4.00%, 01/01/2048	492,321	530,212
Pool BK1957, 4.00%, 03/01/2048	748,383	814,247
Pool BK1968, 4.00%, 03/01/2048	2,425,293	2,595,152
Pool BK1969, 4.00%, 03/01/2048	1,456,670	1,580,055
Pool BK2557, 4.00%, 03/01/2048	1,954,929	2,120,498
Pool BJ2676, 4.00%, 04/01/2048	511,964	548,430
Pool BK2008, 4.00%, 04/01/2048	604,272	645,269
Pool BJ2752, 4.00%, 05/01/2048	2,381,383	2,564,852
Pool BJ9235, 4.00%, 06/01/2048	5,072,921	5,441,415
Pool BK5289, 4.00%, 06/01/2048	1,326,051	1,429,658
Pool CA1934, 4.00%, 06/01/2048	3,984,675	4,257,395
Pool BK0898, 4.00%, 07/01/2048	1,110,528	1,195,955
Pool BK8813, 4.00%, 07/01/2048	1,300,667	1,421,551
Pool CA2094, 4.00%, 07/01/2048	3,490,010	3,725,328
Pool BK4747, 4.00%, 08/01/2048	998,164	1,065,737
Pool BK8829, 4.00%, 08/01/2048	565,471	605,047
Pool BH0713, 4.00%, 09/01/2048	873,703	935,510
Pool BK4815, 4.00%, 09/01/2048	1,145,062	1,228,363
Pool BK8895, 4.00%, 09/01/2048	755,104	818,518
Pool CA2315, 4.00%, 09/01/2048	2,936,386	3,132,488
Pool BK7669, 4.00%, 10/01/2048	1,657,273	1,770,973
Pool CA2532, 4.00%, 10/01/2048	1,711,958	1,827,096
Pool BK7934, 4.00%, 11/01/2048	2,295,166	2,448,966
Pool BH0723, 4.00%, 12/01/2048	850,187	907,491
Pool BN0321, 4.00%, 12/01/2048	757,479	811,121

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BN3958, 4.00%, 12/01/2048	$768,763	$830,636
Pool CA2994, 4.00%, 01/01/2049	988,973	1,069,152
Pool BN4338, 4.00%, 02/01/2049	443,557	473,617
Pool BN4347, 4.00%, 02/01/2049	226,385	241,396
Pool BN5288, 4.00%, 02/01/2049	2,826,352	3,016,057
Pool CA3143, 4.00%, 02/01/2049	906,802	983,775
Pool BN4373, 4.00%, 03/01/2049	896,137	956,008
Pool BN4386, 4.00%, 03/01/2049	407,932	436,489
Pool BN5350, 4.00%, 03/01/2049	982,964	1,048,716
Pool BN6227, 4.00%, 03/01/2049	636,990	679,488
Pool CA3270, 4.00%, 03/01/2049	1,993,371	2,128,755
Pool BN6236, 4.00%, 04/01/2049	127,579	136,968
Pool BN6247, 4.00%, 04/01/2049	640,861	683,691
Pool BN6285, 4.00%, 04/01/2049	504,043	539,614
Pool BN6563, 4.00%, 04/01/2049	319,100	341,623
Pool BN6301, 4.00%, 05/01/2049	1,355,259	1,446,791
Pool BN8894, 4.00%, 05/01/2049	1,572,189	1,685,225
Pool BN8913, 4.00%, 06/01/2049	898,541	977,462
Pool BN8923, 4.00%, 06/01/2049	1,296,852	1,383,574
Pool BN8931, 4.00%, 06/01/2049	1,254,904	1,359,329
Pool BO1274, 4.00%, 07/01/2049	1,481,549	1,580,567
Pool BO1285, 4.00%, 07/01/2049	960,215	1,032,818
Pool BO1316, 4.00%, 07/01/2049	384,488	416,286
Pool BO1326, 4.00%, 08/01/2049	1,815,828	1,955,161
Pool BO2971, 4.00%, 09/01/2049	652,483	704,752
Pool BO5432, 4.00%, 10/01/2049	1,524,170	1,647,704
Pool BO5314, 4.00%, 11/01/2049	889,758	953,775
Pool BO5373, 4.00%, 12/01/2049	736,332	788,074
Pool BO8938, 4.00%, 01/01/2050	738,204	801,554
Pool BO9007, 4.00%, 02/01/2050	710,233	770,916
Pool AC4095, 4.50%, 09/01/2039	8,699	9,439
Pool AH6769, 4.50%, 03/01/2041	209,027	234,729
Pool AI3491, 4.50%, 06/01/2041	210,947	236,857
Pool AI5362, 4.50%, 06/01/2041	251,612	283,028
Pool AI6155, 4.50%, 07/01/2041	475,078	534,982
Pool AI8167, 4.50%, 08/01/2041	230,116	255,253
Pool BH1145, 4.50%, 04/01/2047	534,073	582,425
Pool BK2031, 4.50%, 04/01/2048	705,438	774,263
Pool BK5278, 4.50%, 05/01/2048	1,607,032	1,749,253
Pool BK5299, 4.50%, 06/01/2048	761,352	835,794
Pool BK8815, 4.50%, 07/01/2048	1,475,311	1,609,021
Pool BK8869, 4.50%, 09/01/2048	1,166,316	1,276,253
Pool BK8905, 4.50%, 09/01/2048	645,638	701,376
Pool BN0889, 4.50%, 11/01/2048	988,811	1,081,177
Pool BN0323, 4.50%, 12/01/2048	278,594	301,887
Pool BN0928, 4.50%, 12/01/2048	333,156	361,465
Pool BN4308, 4.50%, 12/01/2048	366,931	397,451
Pool CA2842, 4.50%, 12/01/2048	1,157,767	1,256,699
Pool BN5289, 4.50%, 01/01/2049	405,361	439,309
Pool BN4339, 4.50%, 02/01/2049	362,569	394,810
Pool BN4384, 4.50%, 03/01/2049	1,081,220	1,173,076
Pool BN6238, 4.50%, 04/01/2049	407,716	444,196
Pool BN6277, 4.50%, 04/01/2049	326,859	355,758
Pool BN6302, 4.50%, 05/01/2049	64,857	70,734
Pool BN8924, 4.50%, 06/01/2049	511,609	556,721

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool BN8932, 4.50%, 06/01/2049	$280,754	$306,170
Pool BO1320, 4.50%, 08/01/2049	656,413	713,166
Pool 890230, 5.00%, 07/01/2040	4,132,271	4,804,130
Pool AD8500, 5.00%, 08/01/2040	386,076	434,251
Pool AH6772, 5.00%, 03/01/2041	117,103	129,593
Pool AH8879, 5.00%, 04/01/2041	324,677	362,156
Pool AI3492, 5.00%, 06/01/2041	242,679	268,763
Pool AI6154, 5.00%, 07/01/2041	119,008	131,640
Pool BK5300, 5.00%, 05/01/2048	724,043	808,420
Pool BK8817, 5.00%, 07/01/2048	820,781	917,484
Pool BK8870, 5.00%, 09/01/2048	973,518	1,085,082
Pool BN6239, 5.00%, 04/01/2049	232,771	257,831
Pool 890246, 5.50%, 11/01/2038	1,504,564	1,773,736
Pool 890247, 6.00%, 09/01/2038	2,048,251	2,426,522
Pool 886136, 6.50%, 07/01/2036	166,887	186,673
Pool 900106, 6.50%, 08/01/2036	58,146	65,040
Pool 900649, 6.50%, 09/01/2036	106,000	118,568
Pool 947771, 6.50%, 09/01/2037	84,212	99,692
		682,831,106
FRESB Multifamily - 0.05%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	825,405	846,257
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	667,522	710,632
		1,556,889
GNMA Multifamily - 15.23%
Pool 2013-73 A, 0.98%, 12/16/2035	290,038	289,460
Pool 2020-135, 1.30%, 01/16/2063	2,758,655	2,767,315
Pool 2013-45 A, 1.45%, 10/16/2040	193,956	194,391
Pool 2013-61 A, 1.45%, 01/16/2043	187,699	188,087
Pool 2013-30 A, 1.50%, 05/16/2042	700,154	702,639
Pool 2020-89 AB, 1.50%, 02/16/2062	475,045	481,887
Pool 2020-69, 1.50%, 03/16/2062	1,221,303	1,224,708
Pool 2020-139, 1.50%, 04/16/2062	1,075,253	1,091,872
Pool 2020-158, 1.50%, 09/16/2062	2,995,303	3,035,612
Pool 2020-170, 1.50%, 11/16/2062	486,000	491,621
Pool 2013-85 A, 1.55%, 09/16/2046	1,010,020	1,016,967
Pool 2013-7 AC, 1.60%, 03/16/2047	1,093,932	1,102,015
Pool AM-6184, 1.60%, 10/16/2062 (a) (b)	3,925,000	4,011,064
Pool 2012-27 A, 1.61%, 07/16/2039	557,165	561,127
Pool 2020-100, 1.65%, 06/16/2060	962,700	976,749
Pool 2012-139 AB, 1.67%, 02/16/2053	273,971	273,374
Pool 2013-118 AC, 1.70%, 06/16/2036	877,882	880,661
Pool 2013-50 AB, 1.73%, 05/16/2045	1,108,270	1,121,198
Pool 2014-103, 1.74%, 06/16/2053	492,737	496,565
Pool 2020-128, 1.75%, 10/16/2062	2,189,500	2,241,423
Pool 2012-144 AD, 1.77%, 01/16/2053	373,597	380,728
Pool 2012-99 AE, 1.80%, 02/16/2048	1,048,482	1,065,444
Pool 2013-12 AB, 1.83%, 11/16/2052	203,284	206,226
Pool 2013-72 AC, 1.88%, 05/16/2046	1,523,121	1,552,147
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,051,306	1,073,785
Pool 2014-168 A, 1.90%, 06/16/2041	14,600	14,597
Pool 2012-150 AB, 1.90%, 08/16/2044	128,175	130,080
Pool 2012-120 A, 1.90%, 02/16/2053	1,335,602	1,344,106
Pool 2020-71, 1.90%, 01/16/2062	1,239,706	1,265,910
Pool 2013-176 AB, 2.00%, 11/16/2038	45,113	45,380

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2013-107 A, 2.00%, 05/16/2040	$56,584	$57,258
Pool 2013-92 AB, 2.00%, 02/16/2043	560,687	567,608
Pool 2013-128 AB, 2.00%, 10/16/2051	1,985,150	2,030,057
Pool 2011-143, 2.00%, 10/16/2057	3,503,228	3,616,818
Pool 2017-7, 2.00%, 11/16/2058	108,956	111,787
Pool 2020-118 AC, 2.00%, 04/16/2062	925,585	952,361
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,846,098	1,897,244
Pool 2020-111 AD, 2.00%, 09/15/2062	1,989,740	2,045,777
Pool 2020-159, 2.00%, 10/16/2062	1,797,656	1,857,886
Pool 2012-72 AB, 2.03%, 02/16/2046	118,095	119,731
Pool 2012-112 AD, 2.09%, 02/16/2053	164,181	168,463
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	336,333	341,921
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	189,076	196,022
Pool AA8478, 2.15%, 05/15/2035	295,763	301,230
Pool AA8479, 2.15%, 11/15/2035	618,748	630,214
Pool 2012-70 AB, 2.18%, 08/16/2052	241,803	247,078
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,063,374
Pool 2013-94 AB, 2.20%, 03/16/2054	358,610	368,876
Pool 2016-152, 2.20%, 08/15/2058	2,010,664	2,076,784
Pool 2020-2020, 2.20%, 04/16/2061	836,514	862,780
Pool 2020-70, 2.20%, 04/16/2062	695,517	721,315
Pool 2012-78 AD, 2.22%, 03/16/2044	262,131	264,182
Pool AC5324, 2.23%, 09/15/2032	712,078	741,759
Pool 2016-40, 2.25%, 03/16/2050	6,405,598	6,605,762
Pool 2012-111 AB, 2.25%, 09/16/2052	1,134,625	1,149,855
Pool 2019-127, 2.25%, 08/16/2053	488,646	503,770
Pool 2016-175, 2.25%, 09/16/2058	3,747,534	3,879,254
Pool 2020-48, 2.25%, 11/16/2061	2,708,650	2,815,588
Pool 2014-130 CA, 2.30%, 11/16/2042	43,895	44,346
Pool 2017-20, 2.30%, 09/16/2057	1,966,656	2,033,728
Pool 2016-125, 2.30%, 12/16/2057	960,326	997,197
Pool 2017-003, 2.30%, 09/16/2058	3,663,861	3,815,248
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	521,124
Pool 2015-125 AB, 2.35%, 04/16/2047	2,700,195	2,760,074
Pool 2016-26, 2.35%, 11/16/2056	251,001	259,562
Pool 2016-87, 2.35%, 03/16/2058	785,253	818,724
Pool 2020-26 AD, 2.35%, 04/15/2061	2,119,966	2,207,052
Pool 2016-40, 2.40%, 06/16/2049	2,523,795	2,645,631
Pool 2018-16, 2.40%, 03/16/2050	5,853,759	6,024,544
Pool 2017-30, 2.40%, 03/16/2051	3,069,260	3,179,274
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	77,781	79,617
Pool 2017-50, 2.40%, 01/16/2057	4,764,945	4,982,308
Pool 2017-16, 2.40%, 01/16/2058	1,564,497	1,627,994
Pool 2017-29, 2.40%, 01/16/2058	2,012,157	2,085,662
Pool 2016-113, 2.40%, 02/16/2058	1,258,995	1,313,858
Pool 2018-26, 2.40%, 02/16/2058	4,810,810	4,958,754
Pool 2017-49, 2.40%, 05/16/2058	3,069,029	3,197,818
Pool 2017-41, 2.40%, 07/16/2058	1,858,541	1,928,606
Pool 2020-24 AB, 2.40%, 08/16/2061	1,234,026	1,283,734
Pool 2020-23 AC, 2.45%, 02/16/2062	902,834	945,371
Pool AC9553, 2.47%, 02/15/2048	5,217,147	5,437,698
Pool 2014-172, 2.50%, 09/16/2041	878,538	889,376
Pool 2017-169, 2.50%, 10/01/2047	220,488	230,535
Pool 2018-30, 2.50%, 10/16/2048	1,657,243	1,706,571
Pool 2018-47, 2.50%, 01/16/2049	892,466	920,869

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool 2017-111, 2.50%, 06/16/2051	$258,250	$266,807
Pool 2015-114 AD, 2.50%, 11/15/2051	1,414,579	1,455,460
Pool 2017-9, 2.50%, 09/16/2056	1,444,395	1,525,407
Pool 2017-157, 2.50%, 10/16/2056	1,944,773	2,028,317
Pool 2017-28, 2.50%, 02/16/2057	4,139,124	4,349,931
Pool 2016-36 A, 2.50%, 03/16/2057	520,384	541,327
Pool 2017-72, 2.50%, 04/16/2057	799,338	835,964
Pool 2016-71, 2.50%, 10/16/2057	2,785,066	2,926,197
Pool 2017-46, 2.50%, 11/16/2057	3,939,119	4,139,554
Pool 2017-64, 2.50%, 11/16/2057	795,242	831,531
Pool 2017-22, 2.50%, 12/16/2057	5,196,768	5,430,280
Pool 2017-47, 2.50%, 08/16/2058	1,740,408	1,806,805
Pool 2017-81, 2.50%, 09/16/2058	865,775	904,432
Pool 2017-97, 2.50%, 09/16/2058	371,434	387,847
Pool 2018-3, 2.50%, 10/16/2058	5,624,772	5,858,898
Pool 2017-154, 2.50%, 12/16/2058	2,512,141	2,626,017
Pool 2017-127, 2.50%, 02/16/2059	1,067,247	1,115,848
Pool 2017-143, 2.50%, 02/16/2059	2,105,873	2,201,536
Pool 2018-75, 2.50%, 04/16/2059	1,860,564	1,933,199
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,212,431	3,359,030
Pool 2018-2, 2.50%, 07/16/2059	767,760	801,562
Pool 2019-141, 2.50%, 08/16/2060	1,318,683	1,389,339
Pool 2020-8 AL, 2.50%, 01/16/2061	470,058	489,686
Pool 2019-107, 2.50%, 02/16/2061	820,707	854,514
Pool 2020-2 AH, 2.50%, 02/16/2061	4,049,677	4,245,506
Pool 2019-147 AE, 2.50%, 06/16/2061	946,322	986,739
Pool 2020-72, 2.50%, 02/16/2062	2,830,046	2,971,088
Pool 2020-10 AC, 2.50%, 04/16/2062	2,069,822	2,163,345
Pool 2011-161 B, 2.53%, 07/16/2038	104,360	104,493
Pool 2017-7, 2.53%, 12/16/2058 (c)	3,206,852	3,415,649
Pool 2016-64, 2.55%, 12/16/2057	1,813,725	1,901,243
Pool 2019-124, 2.55%, 09/16/2060	595,204	619,844
Pool 2018-74 AG, 2.60%, 12/16/2050	3,418,688	3,534,443
Pool 2017-106, 2.60%, 04/16/2051	588,572	616,613
Pool 2015-101 AE, 2.60%, 03/16/2052	592,802	616,248
Pool 2018-85, 2.60%, 01/16/2053	553,317	569,063
Pool 2015-128 AJ, 2.60%, 11/16/2055	4,070,326	4,270,679
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	4,580,400	4,802,056
Pool 2018-69, 2.60%, 03/16/2056	3,385,512	3,493,938
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	883,151	928,104
Pool 2016-24, 2.60%, 12/16/2056	493,997	517,560
Pool 2016-41, 2.60%, 06/16/2057	294,053	309,510
Pool 2017-90, 2.60%, 07/16/2057	591,078	616,885
Pool 2017-62, 2.60%, 11/16/2057	1,381,788	1,442,556
Pool 2017-92, 2.60%, 06/16/2058	2,321,290	2,419,056
Pool 2018-16, 2.60%, 06/16/2058	3,608,967	3,765,792
Pool 2017-74, 2.60%, 09/16/2058	4,188,071	4,387,310
Pool 2018-28, 2.60%, 09/16/2058	4,492,625	4,686,136
Pool 2017-108, 2.60%, 10/16/2058	925,888	969,872
Pool 2017-135, 2.60%, 10/16/2058	2,848,580	2,992,916
Pool 2017-70, 2.60%, 10/16/2058	509,834	534,255
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,042,819	2,147,107
Pool 2017-124, 2.60%, 12/16/2058	1,535,692	1,610,790
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,387,696	1,458,389
Pool 2018-9, 2.60%, 12/16/2058	1,760,770	1,843,369

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-105, 2.60%, 01/16/2059	$897,188	$940,282
Pool 2017-143, 2.60%, 01/16/2059	1,775,475	1,866,085
Pool 2017-94, 2.60%, 02/16/2059	400,263	419,323
Pool 2017-169, 2.60%, 04/16/2059 (c)	6,112,430	6,430,140
Pool 2017-185, 2.60%, 04/16/2059 (c)	288,533	304,348
Pool 2017-126, 2.60%, 05/16/2059	169,485	177,473
Pool 2017-152, 2.60%, 05/16/2059	887,467	929,566
Pool 2017-61, 2.60%, 05/16/2059	1,675,113	1,754,763
Pool 2018-41 AD, 2.60%, 06/16/2059	2,125,149	2,209,294
Pool 2018-35, 2.60%, 09/16/2059	4,637,601	4,846,467
Pool 2019-88, 2.60%, 12/16/2059	1,246,986	1,300,496
Pool 2017-190, 2.60%, 03/16/2060	2,487,604	2,613,891
Pool 2019-147, 2.60%, 09/16/2060	224,601	235,214
Pool 2019-130, 2.60%, 11/16/2061	886,555	928,384
Pool 591746, 2.63%, 06/15/2048	755,696	782,675
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	199,312	207,466
Pool 2015-86 AC, 2.65%, 03/16/2050	2,429,100	2,531,689
Pool 2015-171 EA, 2.65%, 12/16/2052	56,220	58,936
Pool 2016-178, 2.65%, 08/16/2058	5,735,497	6,037,187
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	763,243	801,373
Pool 2018-25, 2.70%, 02/16/2058	9,469,070	9,943,506
Pool 2018-60, 2.70%, 12/16/2058	1,912,700	1,999,836
Pool 2017-159, 2.70%, 01/16/2059	1,275,294	1,345,496
Pool 2018-43, 2.70%, 10/16/2059	1,758,281	1,846,424
Pool 2014-164 AN, 2.71%, 03/16/2055 (c)	1,656,996	1,764,537
Pool AC3668, 2.73%, 04/15/2043	1,856,013	1,921,300
Pool 2018-132 AH, 2.75%, 06/16/2046	138,856	141,087
Pool 2019-47, 2.75%, 08/16/2049	918,628	932,459
Pool 2018-62, 2.75%, 05/16/2051	1,572,472	1,639,815
Pool 2015-108 A, 2.75%, 01/16/2056	203,325	206,173
Pool 2016-39, 2.75%, 01/16/2056	2,229,429	2,359,613
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	1,852,770	1,948,343
Pool 2017-54, 2.75%, 09/16/2057	891,610	941,136
Pool 2019-81 AC, 2.75%, 08/16/2060	214,677	225,908
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,319,716	1,390,669
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	2,380,199	2,510,558
Pool 2014-89 AB, 2.80%, 05/16/2054	364,118	368,433
Pool 2014-186 AH, 2.80%, 08/16/2054	397,907	418,943
Pool 2015-140 AC, 2.80%, 11/16/2056	1,653,684	1,740,160
Pool 2015-150 AE, 2.80%, 01/16/2057	487,769	513,780
Pool 2018-56, 2.80%, 04/16/2058	5,264,842	5,517,576
Pool 2019-50, 2.80%, 06/16/2059	1,829,959	1,876,850
Pool BX1555, 2.80%, 06/15/2062	9,392,000	9,652,282
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	141,445	149,337
Pool 2018-82, 2.85%, 12/16/2051	2,477,376	2,613,999
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	266,319	277,265
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,059,568	1,103,307
Pool 2019-53 AE, 2.90%, 03/16/2048	995,433	1,015,104
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	807,521	852,887
Pool AV9479, 2.90%, 10/15/2051	8,061,905	8,321,937
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	560,692
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	1,569,666	1,655,671
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	815,480	857,292
Pool 2018-110, 2.90%, 09/16/2059	366,243	386,243
Pool 2017-40, 2.91%, 05/16/2050 (c)	877,655	945,132

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool 2019-94 AG, 2.95%, 07/16/2060	$1,945,323	$2,054,953
Pool AD6658, 2.97%, 01/15/2036	1,235,127	1,288,494
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,115,296
Pool 2018-73, 3.00%, 04/16/2049	413,315	431,460
Pool 2018-96, 3.00%, 09/16/2049	1,001,770	1,045,846
Pool 2018-62, 3.00%, 05/16/2050	440,474	464,051
Pool 2018-98, 3.00%, 10/16/2050	411,068	429,510
Pool 2019-53, 3.00%, 06/16/2051	401,674	414,371
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,645,578
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	424,327
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	793,773
Pool 2018-88, 3.00%, 02/16/2058	1,940,608	2,062,012
Pool 2018-43, 3.00%, 12/16/2058	430,968	453,362
Pool 2019-63, 3.00%, 02/16/2060	884,289	932,848
Pool 2019-47, 3.00%, 05/16/2060	676,889	721,110
Pool 2019-66, 3.00%, 05/16/2060	71,494	75,351
Pool 2019-75 AC, 3.00%, 05/16/2060	2,245,178	2,366,003
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	533,037
Pool 2015-19 AF, 3.07%, 01/16/2057 (c)	592,130	622,707
Pool AS2544, 3.10%, 04/15/2042	769,312	833,246
Pool AK8205, 3.10%, 09/15/2055	2,238,961	2,339,292
Pool 2018-85, 3.10%, 07/16/2057 (c)	1,688,086	1,785,053
Pool 2019-39, 3.10%, 05/16/2059	448,425	458,498
Pool 2019-64, 3.10%, 01/16/2060	1,636,203	1,735,650
Pool 2019-105 A, 3.10%, 05/16/2061	65,505	69,908
Pool 2019-19, 3.15%, 04/16/2050	94,825	98,474
Pool 2018-136 AE, 3.15%, 09/16/2058	5,190,738	5,521,481
Pool 2019-32, 3.15%, 12/16/2059	2,292,294	2,380,459
Pool 2019-28, 3.15%, 06/16/2060	2,269,839	2,385,344
Pool 2019-80 AB, 3.15%, 11/16/2060	85,103	91,113
Pool 2018-99, 3.20%, 01/16/2052	278,154	288,874
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,078,031
Pool 2018-114, 3.20%, 08/16/2058	429,305	446,465
Pool AK7840, 3.25%, 03/15/2050	910,790	979,321
Pool GNR 2019-7, 3.25%, 01/16/2052	46,159	46,747
Pool GNR 2019-26, 3.25%, 01/16/2060	2,328,955	2,467,831
Pool GNR 2019-8, 3.25%, 01/16/2060	229,812	243,410
Pool 2019-37, 3.25%, 02/16/2060	3,684,900	3,898,268
Pool 2018-165 AB, 3.25%, 09/16/2060	4,451,627	4,691,319
Pool 2014-155 DC, 3.33%, 06/16/2047 (c)	900,000	970,386
Pool AI1113, 3.37%, 01/15/2050	363,085	391,029
Pool AT8470, 3.40%, 10/15/2051	1,806,184	1,982,763
Pool AN9543, 3.45%, 11/15/2050	1,630,311	1,776,778
Pool 2014-61 A, 3.46%, 02/16/2054 (c)	1,479,087	1,578,211
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,079,433
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	543,452
Pool AD8950, 3.51%, 09/15/2048	2,014,033	2,129,084
Pool AM0526, 3.51%, 05/15/2050	1,059,705	1,149,867
Pool AH5339, 3.55%, 12/15/2050	1,247,424	1,364,127
Pool AC6851, 3.62%, 08/15/2048	888,782	942,227
Pool AC6853, 3.62%, 08/15/2048	888,782	942,227
Pool 661707, 3.75%, 12/15/2054	848,293	923,057
Pool AG7484, 3.83%, 03/15/2049	450,640	484,492
Pool AO6152, 3.94%, 01/15/2045	1,897,779	2,083,316
Pool AH7386, 4.00%, 11/15/2053	1,872,512	2,055,635

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 768250, 4.01%, 08/15/2052	$2,348,290	$2,485,277
Pool 749575, 4.25%, 11/15/2046	1,858,700	1,916,810
Pool 758139, 4.25%, 02/15/2053	181,201	195,319
Pool AH1338, 4.61%, 06/15/2055	474,791	534,931
Pool 712102, 5.15%, 11/15/2032	390,898	390,698
Pool 699710, 5.43%, 07/15/2044	343,646	343,422
Pool 637911, 6.00%, 07/15/2035	327,405	327,814
Pool 636413, 6.25%, 04/15/2036	577,347	578,068
		423,517,307
GNMA Single Family - 1.16%
Pool G2 BV1487, 2.50%, 08/20/2050	977,581	1,031,181
Pool AD1699, 3.00%, 02/15/2043	90,919	95,203
Pool AV5053, 3.00%, 10/20/2046	534,791	565,147
Pool G2 AX5461, 3.00%, 12/20/2046	1,157,248	1,217,160
Pool G2 AX5544, 3.00%, 01/20/2047	319,681	334,512
Pool G2 BV1491, 3.00%, 08/20/2050	1,335,158	1,402,477
Pool 779354, 3.50%, 06/15/2042	9,377	10,096
Pool AX5545, 3.50%, 01/20/2047	1,431,451	1,533,795
Pool BC5351, 3.50%, 09/20/2047	1,146,463	1,232,374
Pool BD9036, 3.50%, 11/20/2047	1,966,341	2,091,316
Pool 737576, 4.00%, 11/15/2040	30,025	32,338
Pool 737712, 4.00%, 12/15/2040	187,190	203,643
Pool 757173, 4.00%, 12/20/2040	274,723	296,232
Pool 737837, 4.00%, 01/15/2041	427,009	463,588
Pool 759104, 4.00%, 01/15/2041	234,414	250,016
Pool 2759436, 4.00%, 01/20/2041	120,374	132,788
Pool 2759466, 4.00%, 01/20/2041	482,467	524,001
Pool 759191, 4.00%, 02/15/2041	310,756	332,455
Pool 2759301, 4.00%, 02/20/2041	368,671	402,515
Pool 2763042, 4.00%, 04/20/2041	69,911	75,052
Pool 738629, 4.00%, 08/15/2041	490,722	535,466
Pool 738630, 4.00%, 08/15/2041	307,643	337,676
Pool 770515, 4.00%, 08/15/2041	637,290	700,937
Pool 738735, 4.00%, 09/15/2041	165,345	178,871
Pool 738954, 4.00%, 11/15/2041	140,404	148,786
Pool 778766, 4.00%, 01/15/2042	433,605	472,126
Pool 778847, 4.00%, 02/15/2042	122,301	129,742
Pool AF3781, 4.00%, 09/15/2043	532,224	571,330
Pool AG8734, 4.00%, 12/15/2043	256,397	276,551
Pool BH0074, 4.00%, 06/20/2048	1,494,432	1,621,773
Pool BI3170, 4.00%, 07/20/2048	450,118	483,854
Pool G2 BJ6735, 4.00%, 10/20/2048	484,791	518,766
Pool 717198, 4.50%, 06/15/2039	170,619	188,276
Pool 714594, 4.50%, 07/15/2039	142,428	157,861
Pool 720208, 4.50%, 07/15/2039	164,659	181,447
Pool 726402, 4.50%, 10/15/2039	33,707	37,118
Pool 728954, 4.50%, 12/15/2039	212,713	234,232
Pool 729017, 4.50%, 01/15/2040	235,269	259,509
Pool 737051, 4.50%, 03/15/2040	153,821	169,572
Pool 737222, 4.50%, 05/15/2040	130,099	143,018
Pool 698160, 4.50%, 07/15/2040	140,145	154,277
Pool 748456, 4.50%, 08/15/2040	206,674	227,548
Pool 738152, 4.50%, 04/15/2041	419,057	465,168
Pool 738267, 4.50%, 05/15/2041	290,551	319,563
Pool 763543, 4.50%, 05/15/2041	85,228	93,930

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Pool 738397, 4.50%, 06/15/2041	$544,106	$607,808
Pool 770396, 4.50%, 06/15/2041	171,328	188,443
Pool 2783417, 4.50%, 08/20/2041	2,768,978	3,040,161
Pool BH0075, 4.50%, 06/20/2048	880,789	951,742
Pool BK9581, 4.50%, 02/20/2049	635,698	686,943
Pool 688624, 5.00%, 05/15/2038	127,940	141,118
Pool 411105, 5.00%, 01/15/2039	60,544	66,776
Pool 439079, 5.00%, 02/15/2039	136,883	153,381
Pool 646728, 5.00%, 03/15/2039	77,966	85,959
Pool 646750, 5.00%, 04/15/2039	63,500	70,008
Pool 646777, 5.00%, 05/15/2039	36,984	40,776
Pool 720288, 5.00%, 08/15/2039	93,480	102,988
Pool 722944, 5.00%, 08/15/2039	59,251	65,293
Pool 723006, 5.00%, 10/15/2039	271,159	300,536
Pool 726403, 5.00%, 10/15/2039	82,440	91,149
Pool 737055, 5.00%, 03/15/2040	196,648	216,630
Pool 658393, 5.00%, 06/15/2040	249,966	276,662
Pool 2783418, 5.00%, 06/20/2040	1,958,960	2,126,915
Pool 684677, 5.50%, 03/15/2038	110,101	121,878
Pool 684802, 5.50%, 04/15/2038	100,020	110,790
Pool 2688636, 5.50%, 05/20/2038	225,618	248,678
Pool 690974, 5.50%, 06/15/2038	42,420	46,973
Pool 2409120, 5.50%, 07/20/2038	177,480	196,124
Pool 2700671, 5.50%, 10/20/2038	73,034	80,512
Pool 411116, 5.50%, 01/15/2039	154,875	171,634
Pool 2684988, 6.00%, 03/20/2038	93,388	103,466
Pool 688626, 6.00%, 05/15/2038	110,677	124,369
Pool 2693900, 6.00%, 07/20/2038	140,120	155,351
Pool 696513, 6.00%, 08/15/2038	36,008	40,510
Pool 2696843, 6.00%, 08/20/2038	57,042	63,192
Pool 699255, 6.00%, 09/15/2038	212,564	239,898
Pool 2698997, 6.00%, 09/20/2038	109,963	121,860
Pool 705999, 6.00%, 01/15/2039	91,131	102,491
Pool 2696844, 6.50%, 08/20/2038	167,543	196,274
Pool 2706408, 6.50%, 01/20/2039	41,379	42,117
Pool 530199, 7.00%, 03/20/2031	43,308	44,184
		32,256,875
HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	655,035

Small Business Administration - 1.82%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	33,405	33,159
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	15,258	15,153
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	193,512	192,194
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	128,219	127,543
2020-10D, 0.81%,07/01/2030	4,536,000	4,531,647
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	147,880	147,710
2020-20G, 1.03%,07/01/2040	3,000,000	2,994,902
2020-25G, 1.15%,07/01/2045	3,000,000	2,982,424
Pool Gentleden, 1.20%, 04/10/2023 (c)	81,563	80,992
2020-20F, 1.21%,06/01/2040	5,330,000	5,342,723

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool American, 1.25%, 08/30/2022 (c)	$630,421	$639,514
Pool Cleburne, 1.25%, 08/30/2022 (c)	445,173	451,690
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	29,563	29,522
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	87,669	86,783
Pool Adele’s Authentic Cajun, 1.25%, 12/28/2022 (c)	20	20
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	311,333	308,442
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	150,635	149,739
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	209,789	208,256
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	221,477	220,012
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	786,593	783,792
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	1,041,384	1,034,704
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	397,358	393,336
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	450,424	441,395
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	170,993	167,357
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	673,752	666,832
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	313,400	307,605
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	1,174,326	1,160,391
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	580,480	568,029
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	192,225	185,613
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,569,964	1,553,680
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,150,973	1,117,192
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,886,439	1,863,874
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,842,100	2,811,718
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	1,149,137	1,123,769
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,534,507	1,508,428
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	237,518	240,688
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	220,313	223,903
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	438,049	449,838
Pool 3046316007, 2.05%, 12/03/2032 (c)	186,726	185,062
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,430,887	1,464,074
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	323,463	340,819
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	62,448	63,599
2015-20C, 2.72%,03/01/2035	56,288	60,387

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
2012-20A, 2.76%,01/01/2032	$23,262	$24,437
Pool Premie, 2.96%, 08/29/2038 (c)	643,678	693,560
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	362,303	378,531
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	746,357	801,451
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	2,227,824	2,376,480
Pool Animal, 3.19%, 06/04/2023 (c)	126,990	132,507
2010-20K, 3.25%,11/01/2030	10,482	11,166
Pool Econolodge, 3.43%, 09/11/2037 (c)	757,339	821,475
Pool 522305, 3.44%, (Prime Rate by Country+0.182%), 11/25/2028	271,171	283,393
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	183,688	195,250
Pool 521967, 3.80%, (Prime Rate by Country+0.545%), 06/25/2038	677,530	717,382
Pool 521984, 3.82%, (Prime Rate by Country+0.578%), 10/25/2038	151,077	160,933
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	99,069	101,842
Pool 522440, 3.85%, (Prime Rate by Country+0.575%), 07/25/2029	428,000	455,298
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	131,818	136,241
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	143,475	155,799
Pool 522371, 4.05%, (Prime Rate by Country+0.789%), 10/25/2029	124,573	132,889
Pool 522423, 4.06%, (Prime Rate by Country+0.785%), 12/25/2028	474,619	504,757
Pool 522317, 4.06%, (Prime Rate by Country+0.963%), 03/25/2029	308,466	328,091
Pool 522125, 4.08%, (Prime Rate by Country+0.842%), 10/25/2026	119,344	123,828
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	76,579	81,538
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	205,869	228,958
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	154,163	163,132
Pool 522158, 4.14%, (Prime Rate by Country+0.879%), 01/25/2027	349,882	365,379
Pool 522328, 4.14%, (Prime Rate by Country+0.917%), 05/25/2029	36,970	39,333
Pool 522268, 4.15%, (Prime Rate by Country+0.916%), 01/25/2029	1,020,332	1,077,575
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	192,487	203,096
Pool Schatz, 4.16%, 10/04/2023 (c)	12,701	13,733
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	315,877	341,693
Pool 522029, 4.16%, (Prime Rate by Country+0.947%), 02/25/2039	24,360	26,103
Pool 522020, 4.24%, (Prime Rate by Country+0.994%), 02/25/2026	96,286	99,731
Pool 522387, 4.25%, (Prime Rate by Country+0.967%), 01/25/2030	189,672	203,819

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522156, 4.27%, (Prime Rate by Country+0.983%), 05/25/2040	$259,791	$280,310
Pool 522282, 4.39%, (Prime Rate by Country+1.136%), 09/25/2028	171,881	182,458
Pool 522327, 4.45%, (Prime Rate by Country+1.192%), 05/25/2029	648,700	691,373
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	25,204	26,234
Pool Knights Inn, 4.61%, 08/27/2035	599,727	657,780
Pool Valeri, 4.69%, 11/15/2023 (c)	27,423	29,850
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	26,898	28,563
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	25,137	26,742
		50,561,220
Small Business Administration Participation Certificates - 0.56%
2012-10C, 1.24%,05/01/2022	40,099	40,430
2020-20E, 1.37%,05/01/2040	6,580,191	6,621,130
2020-25E, 1.50%,05/01/2045	8,340,554	8,311,990
2016-20L, 2.81%,12/01/2036	356,930	379,704
2010-20E, 4.11%,05/01/2030	100,774	108,521
Pool 2008-20C, 5.49%, 03/01/2028	7,167	7,830
2008-20E, 5.49%,05/01/2028	20,123	21,859
		15,491,464
Small Business Investment Company - 0.01%
2013-10A, 2.35%,03/10/2023	275,832	280,944

USDA Loan - 0.59%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,016,495
Pool Highland, 5.28%, 07/14/2024 (a) (b)	464,591	495,913
		16,512,408
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,738,990,039)		1,793,693,478

MUNICIPAL BONDS - 14.24%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 01/04/2021 @ 100
3.075%, 11/01/2023	85,000	85,085

California - 1.62%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,777,333
California State Health Facilities Financing Authority, RB
1.168%, 06/01/2026	1,660,000	1,665,428
0.952%, 06/01/2025	3,215,000	3,223,809
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	809,469
1.970%, 06/01/2023	570,000	590,548
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,629,592

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	$2,950,000	$3,002,569
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	2,038,320
1.486%, 11/01/2022	2,000,000	2,024,400
City & County of San Francisco California, Ser C, GO
1.805%, 06/15/2030	400,000	400,676
1.705%, 06/15/2029	410,000	410,717
1.555%, 06/15/2028	250,000	250,387
1.324%, 06/15/2027	450,000	449,982
1.104%, 06/15/2026	245,000	245,071
0.766%, 06/15/2025	90,000	89,904
Los Angeles City, Ser A, GO
2.500%, 09/01/2022	3,945,000	4,092,149
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	646,830
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	518,510
2.500%, 09/01/2021	415,000	420,976
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	645,583
3.500%, 09/01/2027	250,000	273,945
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,226,578
2.000%, 01/15/2021	615,000	616,150
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	962,237
1.830%, 01/15/2027	1,000,000	1,023,940
1.630%, 01/15/2025	780,000	807,011
1.550%, 01/15/2023	615,000	627,552
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	790,856
San Francisco City & County, GO
2.623%, 06/15/2022	200,000	205,928
2.546%, 06/15/2021	380,000	383,876
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,579,559
San Francisco City & County Community Facilities District, Ser B, RB
2.250%, 09/01/2021	175,000	176,564
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	519,225
2.150%, 11/01/2021	500,000	508,475
San Francisco City & County Redevelopment Agency, Sub-Ser D, TA
2.375%, 08/01/2022	2,500,000	2,572,775
San Francisco City & County Redevelopment Agency, Sub-Ser, TA
3.125%, 08/01/2024	1,850,000	1,973,395

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
San Francisco City & County Redevelopment Agency, TA
3.633%, 08/01/2026	$575,000	$640,740
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,105,208
		44,926,267
Colorado - 0.21%
Colorado State Educational & Cultural Facilities Authority, Ser B, RB
2.375%, 02/01/2021	100,000	100,301
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	461,393	472,720
Colorado State Housing & Finance Authority, Ser C-1, RB
2.659%, 05/01/2029	470,000	487,432
2.175%, 11/01/2025	150,000	155,964
2.125%, 05/01/2025	175,000	181,799
1.878%, 05/01/2023	115,000	117,815
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	305,000	315,794
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	57,379
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	348,126	359,656
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,167,972	2,368,878
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 05/01/2029 @ 100
2.809%, 11/01/2030	380,000	398,232
2.759%, 05/01/2030	350,000	366,292
2.709%, 11/01/2029	400,000	414,944
		5,797,206
Delaware - 0.40%
Delaware State Housing Authority, Ser 1, RB
Callable 01/01/2021 @ 100
2.650%, 11/01/2041	3,520,000	3,618,349
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	7,230,183	7,499,001
		11,117,350
District of Columbia - 0.15%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.875%, 06/15/2045	1,138,263	1,183,589
3.236%, 03/01/2049	2,940,641	3,002,747
		4,186,336

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
Florida - 0.35%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	$4,092,998	$4,216,320
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	1,840,756	1,905,679
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,873,050	2,974,009
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	714,418	732,957
		9,828,965
Georgia - 0.02%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	80,355
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	415,471
		495,826
Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	313,809

Illinois - 0.76%
Illinois State Housing Development Authority, Ser A-1, RB
3.516%, 01/01/2025	490,000	522,693
3.366%, 07/01/2024	605,000	640,078
3.257%, 01/01/2024	580,000	607,759
3.157%, 07/01/2023	565,000	587,453
3.057%, 01/01/2023	500,000	515,285
2.907%, 07/01/2022	810,000	827,844
2.765%, 01/01/2022	700,000	709,625
2.615%, 07/01/2021	440,000	443,080
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	318,556
3.049%, 07/01/2021	340,000	343,230
2.810%, 02/01/2021	150,000	150,345
2.625%, 03/01/2048	1,756,645	1,811,206
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	985,933	994,639
Illinois State Housing Development Authority, Sub-Ser, RB
Callable 12/04/2020 @ 100
0.110%, 02/01/2038 (d)	10,775,000	10,775,000
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,740,000	1,797,194
		21,043,987

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Iowa - 0.11%
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	$235,000	$240,880
2.050%, 06/01/2024	575,000	589,076
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	707,264
2.050%, 06/01/2024	845,000	865,060
Hawkeye Community College, Ser 1, GO
Callable 01/04/2021 @ 100
2.600%, 06/01/2022	245,000	245,353
Iowa State Finance Authority, RB
Callable 01/01/2022 @ 100
2.300%, 09/01/2040	323,830	330,239
		2,977,872
Kentucky - 0.33%
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	26,319
2.928%, 07/01/2022	335,000	345,362
2.878%, 01/01/2022	300,000	306,408
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2021 @ 100
4.268%, 01/01/2028	3,000,000	3,053,940
4.250%, 07/01/2033	525,000	532,760
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	177,192
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	130,000	138,636
3.500%, 01/01/2040	1,520,000	1,576,088
3.499%, 07/01/2031	750,000	796,095
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	2,095,000	2,203,039
		9,155,839
Louisiana - 0.06%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	1,697,539	1,728,842

Maryland - 0.23%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	741,590
Maryland State Community Development Administration, Ser A, RB
Callable 03/01/2022 @ 100
4.000%, 09/01/2025	1,230,000	1,255,092
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	270,000	273,931

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	$2,200,000	$2,272,402
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	405,000	450,923
Maryland State Community Development Administration, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,235,484	1,308,489
Montgomery County, RB
Callable 05/01/2021 @ 100
4.600%, 05/01/2026	200,000	203,052
		6,505,479
Massachusetts - 0.65%
Massachusetts State Housing Finance Agency, RB
4.500%, 04/15/2054	3,785,237	3,970,789
3.450%, 12/01/2023	190,000	201,039
3.400%, 06/01/2023	180,000	189,689
3.350%, 12/01/2022	95,000	98,551
3.350%, 12/01/2023	430,000	459,085
3.300%, 06/01/2022	180,000	185,758
3.300%, 06/01/2023	225,000	237,760
3.250%, 12/01/2022	240,000	249,271
3.220%, 12/01/2021	215,000	220,106
3.200%, 06/01/2021	125,000	126,501
3.200%, 06/01/2022	300,000	310,563
3.050%, 12/01/2021	420,000	427,917
2.950%, 06/01/2021	220,000	222,042
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	267,063
2.950%, 06/01/2025	250,000	265,988
2.900%, 12/01/2024	250,000	264,695
2.800%, 06/01/2024	275,000	289,020
2.650%, 12/01/2023	250,000	260,178
2.550%, 06/01/2023	355,000	366,708
2.450%, 12/01/2022	250,000	255,925
2.250%, 12/01/2021	250,000	253,283
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	315,000	318,834
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,760,498
4.750%, 12/01/2045	2,870,000	3,036,632
4.550%, 12/01/2035	410,000	438,311
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	265,323

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	$95,000	$98,212
Massachusetts State Housing Finance Agency, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	775,000	837,698
3.530%, 12/01/2029	660,000	721,228
3.450%, 06/01/2029	300,000	327,570
		17,926,237
Michigan - 0.20%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	484,583
3.527%, 04/01/2023	465,000	494,244
3.376%, 10/01/2022	385,000	403,134
3.276%, 04/01/2022	450,000	465,237
3.126%, 10/01/2021	445,000	454,114
3.026%, 04/01/2021	435,000	438,515
1.670%, 12/01/2024	160,000	163,221
1.620%, 06/01/2024	165,000	168,026
1.398%, 12/01/2023	150,000	151,841
1.298%, 06/01/2023	100,000	100,918
1.196%, 12/01/2022	100,000	100,714
1.096%, 06/01/2022	100,000	100,486
1.046%, 12/01/2021	100,000	100,339
0.946%, 06/01/2021	125,000	125,180
0.896%, 12/01/2020	75,000	75,000
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.327%, 10/01/2029	335,000	365,907
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,380,000	1,476,931
		5,668,390
Minnesota - 0.06%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	420,000	435,070
2.992%, 07/01/2023	130,000	134,492
2.942%, 01/01/2023	255,000	263,736
2.897%, 07/01/2022	215,000	221,033
2.847%, 01/01/2022	225,000	229,365
Minnesota State Housing Finance Agency, Ser N, RB
Callable 01/04/2021 @ 100
5.760%, 01/01/2037	10,000	10,042
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	294,287	302,597
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	65,000	67,751
		1,664,086

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
Mississippi - 0.03%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	$864,464	$892,412

Nebraska - 0.32%
Nebraska State Investment Finance Authority, Ser B, AMT, RB
Callable 12/04/2020 @ 100
0.090%, 03/01/2048 (d)	9,000,000	9,000,000

New Hampshire - 0.04%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	235,000	239,571
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	245,000	249,902
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	570,000	586,296
		1,075,769
New Jersey - 1.15%
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	628,642
3.550%, 05/01/2025	1,100,000	1,204,511
3.500%, 11/01/2024	535,000	581,770
3.450%, 05/01/2024	1,035,000	1,115,616
3.368%, 11/01/2025	450,000	491,351
3.350%, 05/01/2023	980,000	1,035,723
3.250%, 05/01/2022	200,000	206,798
3.228%, 11/01/2024	360,000	387,738
3.200%, 11/01/2021	415,000	424,196
3.150%, 05/01/2021	425,000	429,224
2.928%, 11/01/2023	365,000	384,761
2.740%, 11/01/2022	300,000	310,497
2.490%, 11/01/2021	430,000	436,755
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	515,294
3.900%, 05/01/2023	460,000	492,177
3.800%, 11/01/2022	450,000	474,777
3.650%, 05/01/2022	430,000	447,028
3.550%, 11/01/2021	425,000	435,770
3.450%, 05/01/2021	405,000	409,524
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.566%, 11/01/2021	70,000	71,655
3.422%, 05/01/2023	2,850,000	3,016,925
3.033%, 05/01/2022	1,000,000	1,030,950

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
Callable 11/01/2021 @ 100
5.086%, 11/01/2043	$4,785,000	$4,893,237
4.886%, 11/01/2032	1,435,000	1,471,392
4.566%, 11/01/2027	900,000	924,435
3.716%, 11/01/2022	125,000	127,974
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,710,750
4.200%, 11/01/2024	505,000	548,152
4.100%, 05/01/2024	485,000	526,346
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	466,629
4.625%, 11/01/2036	335,000	368,148
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	373,228
4.868%, 11/01/2047	1,300,000	1,417,624
4.698%, 11/01/2037	500,000	552,665
4.218%, 11/01/2032	1,355,000	1,485,432
3.718%, 11/01/2028	285,000	309,405
3.618%, 11/01/2027	695,000	757,738
3.568%, 11/01/2026	435,000	478,087
		31,942,924
New Mexico - 0.19%
New Mexico State Mortgage Finance Authority, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	453,218	460,982
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	3,080,000	3,159,341
University of New Mexico Sandoval Regional Medical Center, RB
Pre-Refunded @ 100
4.500%, 01/20/2021	1,510,000	1,518,320
		5,138,643
New York - 4.67%
New York City Housing Development Corp., RB
3.899%, 11/01/2026	3,295,000	3,718,078
3.750%, 11/01/2024	3,050,000	3,353,078
3.453%, 11/01/2022	570,000	595,861
3.078%, 08/01/2025	250,000	270,287
3.028%, 02/01/2025	350,000	375,501
2.954%, 08/01/2024	150,000	159,811
2.854%, 02/01/2024	150,000	158,245
2.704%, 08/01/2023	280,000	291,057
2.604%, 02/01/2023	300,000	309,612
2.570%, 08/01/2022	370,000	379,350
2.470%, 02/01/2022	320,000	325,504
2.468%, 11/01/2024	135,000	141,809

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal Amount	Value
2.368%, 05/01/2024	$500,000	$521,215
2.361%, 02/01/2028	750,000	775,777
2.316%, 05/01/2023	1,820,000	1,872,070
2.280%, 11/01/2022	3,000,000	3,069,630
2.233%, 08/01/2027	2,050,000	2,112,053
2.230%, 05/01/2022	475,000	483,137
2.183%, 02/01/2027	1,590,000	1,635,871
2.150%, 02/01/2029	550,000	554,669
2.144%, 11/01/2022	100,000	102,044
2.100%, 08/01/2028	540,000	546,707
2.083%, 02/01/2026	660,000	678,236
2.044%, 05/01/2022	500,000	507,265
2.000%, 02/01/2028	450,000	453,690
1.980%, 08/01/2025	865,000	892,671
1.931%, 11/01/2021	615,000	620,806
1.930%, 02/01/2025	600,000	617,022
1.831%, 05/01/2021	1,830,000	1,837,613
1.750%, 08/01/2027	775,000	774,977
1.700%, 02/01/2027	760,000	760,494
1.600%, 08/01/2026	500,000	500,410
1.550%, 02/01/2026	480,000	480,586
1.300%, 08/01/2025	310,000	310,248
1.250%, 02/01/2025	365,000	365,296
New York City Housing Development Corp., Ser D-1, RB
2.710%, 11/01/2021	2,805,000	2,839,109
New York City Housing Development Corp., Ser B, RB
3.050%, 05/01/2021	1,635,000	1,650,026
New York City Housing Development Corp., Ser E, RB
2.770%, 11/01/2021	1,295,000	1,311,123
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	777,623
2.478%, 05/01/2025	745,000	784,239
2.320%, 11/01/2024	1,130,000	1,180,613
2.270%, 05/01/2024	1,260,000	1,309,342
2.120%, 05/01/2023	590,000	604,136
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	1,061,257
3.363%, 05/01/2023	2,150,000	2,264,982
3.263%, 11/01/2022	1,500,000	1,562,670
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	647,782
1.874%, 11/01/2027	945,000	950,774
1.844%, 05/01/2027	1,450,000	1,460,933
1.744%, 11/01/2026	280,000	282,005
1.694%, 05/01/2026	380,000	382,759
1.448%, 11/01/2025	375,000	377,505

New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,639,621
3.110%, 05/01/2023	1,525,000	1,597,392
3.050%, 11/01/2022	705,000	731,621
2.950%, 05/01/2022	1,610,000	1,653,808

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	$755,000	$832,357
3.364%, 05/01/2025	535,000	583,498
3.290%, 11/01/2024	1,065,000	1,152,128
3.190%, 05/01/2024	535,000	572,396
3.178%, 05/01/2024	1,070,000	1,144,365
3.121%, 05/01/2023	4,000,000	4,190,920
3.028%, 11/01/2023	500,000	527,025
3.021%, 05/01/2022	255,000	262,194
3.021%, 11/01/2022	3,000,000	3,111,630
2.990%, 11/01/2023	270,000	284,299
2.978%, 05/01/2023	1,245,000	1,300,191
2.890%, 05/01/2023	450,000	469,008
2.880%, 11/01/2021	180,000	183,251
2.838%, 11/01/2022	1,000,000	1,033,750
2.810%, 11/01/2022	300,000	309,966
2.738%, 05/01/2022	710,000	727,210
2.710%, 05/01/2022	250,000	255,962
2.638%, 11/01/2021	750,000	761,895
2.560%, 11/01/2021	500,000	507,575
2.460%, 05/01/2021	500,000	503,380
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	8,024,233	8,066,922
New York City Housing Development Corp., Ser E, RB
Callable 11/01/2021 @ 100
3.700%, 11/01/2025	325,000	332,257
New York City Housing Development Corp., Ser I, RB
Callable 11/01/2021 @ 100
3.609%, 11/01/2027	240,000	244,330
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,047,158
3.310%, 11/01/2024	1,610,000	1,709,530
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	801,022
3.278%, 05/01/2025	1,060,000	1,132,674
3.228%, 11/01/2024	725,000	775,380
New York City Housing Development Corp., RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	781,959
3.428%, 02/01/2029	400,000	425,352
3.378%, 08/01/2028	525,000	559,125
3.328%, 02/01/2028	300,000	319,530
3.278%, 08/01/2027	425,000	453,675
3.228%, 02/01/2027	400,000	427,292
3.178%, 08/01/2026	325,000	348,075
3.128%, 02/01/2026	475,000	509,076

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal Amount	Value
New York City Housing Development Corp., RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	$1,000,000	$1,051,040
2.768%, 11/01/2026	1,000,000	1,053,830
2.618%, 05/01/2026	500,000	525,000
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	760,326
3.714%, 11/01/2028	395,000	429,448
3.614%, 11/01/2027	1,110,000	1,209,445
3.564%, 11/01/2026	505,000	553,435
3.514%, 05/01/2026	1,025,000	1,124,343
New York City Housing Development Corp., RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	1,031,100
2.511%, 08/01/2029	1,240,000	1,280,635
2.461%, 02/01/2029	2,195,000	2,265,152
2.411%, 08/01/2028	1,000,000	1,034,290
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	778,501
2.238%, 05/01/2030	770,000	776,953
2.188%, 11/01/2029	455,000	459,800
2.138%, 05/01/2029	1,220,000	1,231,675
2.098%, 11/01/2028	1,225,000	1,240,129
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	891,699
2.250%, 02/01/2030	865,000	870,311
2.200%, 08/01/2029	850,000	858,024
New York State Energy Research & Development Authority, Ser A, RB
2.986%, 07/01/2021	935,000	949,072
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 01/04/2021 @ 100
5.050%, 08/15/2039	1,165,000	1,167,621
4.900%, 08/15/2025	135,000	135,450
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	513,897
New York State Mortgage Agency, Ser 171, RB
Callable 10/01/2021 @ 100
3.400%, 10/01/2022	1,815,000	1,853,079
New York State Mortgage Agency, Ser 172, RB
Callable 10/01/2021 @ 100
3.503%, 04/01/2022	100,000	102,195
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
3.869%, 10/01/2025	4,355,000	4,499,412
New York State Mortgage Agency, RB
Callable 04/01/2029 @ 100
3.000%, 10/01/2033	440,000	455,937

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New York State Mortgage Agency, RB
2.180%, 10/01/2029	$540,000	$544,066
2.180%, 10/01/2029	485,000	488,647
2.080%, 10/01/2028	760,000	766,369
2.080%, 10/01/2028	960,000	968,045
1.816%, 10/01/2027	565,000	565,158
1.816%, 10/01/2027	725,000	730,611
1.666%, 10/01/2026	920,000	926,302
1.666%, 10/01/2026	420,000	420,630
1.316%, 10/01/2025	490,000	492,063
1.316%, 10/01/2025	265,000	265,525
1.136%, 10/01/2024	700,000	703,360
1.136%, 10/01/2024	370,000	371,125
0.894%, 10/01/2023	345,000	345,983
0.894%, 10/01/2023	120,000	120,344
New York State Mortgage Agency, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	503,355
2.280%, 10/01/2030	130,000	130,872
		129,710,611
North Carolina - 0.10%
North Carolina State Housing Finance Agency, Ser 33, RB
Callable 01/01/2022 @ 100
4.013%, 01/01/2026	650,000	664,651
3.413%, 07/01/2022	255,000	260,786
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,910,000	1,945,029
		2,870,466
Ohio - 0.16%
Ohio State Housing Finance Agency, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	348,967	360,570
2.900%, 09/01/2037	3,988,497	4,103,964
		4,464,534

Oregon - 0.03%
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	394,501
2.873%, 05/01/2021	320,000	323,536
Oregon State, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	230,693
		948,730
Pennsylvania - 0.33%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	247,880
5.410%, 06/01/2022	500,000	534,635
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	529,025

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal Amount	Value
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	$1,915,000	$2,032,409
1.916%, 06/01/2023	475,000	486,234
1.826%, 06/01/2022	305,000	309,426
1.756%, 06/01/2021	240,000	241,190
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,821,482
2.150%, 10/01/2024	2,000,000	2,057,300
		9,259,581
Rhode Island - 0.20%
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
3.439%, 10/01/2026	510,000	559,516
3.389%, 04/01/2026	505,000	551,480
3.269%, 10/01/2025	490,000	531,998
3.169%, 04/01/2025	385,000	414,183
3.128%, 10/01/2024	245,000	261,971
3.028%, 04/01/2024	200,000	212,152
2.928%, 10/01/2023	110,000	115,739
2.699%, 10/01/2022	245,000	253,305
2.599%, 04/01/2022	335,000	343,120
2.449%, 10/01/2021	125,000	126,809
2.349%, 04/01/2021	215,000	216,206
Rhode Island State Housing & Mortgage Finance Corp., RB
2.700%, 10/01/2028	145,000	152,660
2.600%, 10/01/2027	145,000	152,050
2.500%, 10/01/2026	70,000	73,156
2.400%, 10/01/2025	130,000	135,880
2.200%, 10/01/2023	115,000	118,671
2.000%, 10/01/2022	115,000	117,441
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
Callable 10/01/2022 @ 100
3.768%, 10/01/2027	565,000	584,809
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	569,598
Rhode Island State Housing & Mortgage Finance Corp., RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	100,028
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	42,983
		5,633,755
South Dakota - 0.03%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,425
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.800%, 05/01/2031	210,000	211,495

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	$675,000	$696,951
		933,871
Tennessee - 0.59%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	357,822
2.190%, 01/01/2029	1,345,000	1,374,133
2.120%, 07/01/2028	300,000	305,982
1.961%, 07/01/2027	750,000	762,622
1.911%, 01/01/2027	300,000	305,430
1.861%, 07/01/2026	530,000	540,102
1.811%, 01/01/2026	500,000	509,675
1.720%, 07/01/2025	550,000	559,405
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,550,000	2,630,682
2.308%, 01/01/2029	1,250,000	1,288,087
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	245,000	249,283
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,405,195
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,495,000	2,674,790
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,620,000	1,670,350
2.408%, 01/01/2030	1,585,000	1,634,500
		16,268,058
Texas - 0.16%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	967,018
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	568,473
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	2,245,000	2,251,241
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,354
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	398,028	411,959
Texas State Woman’s University, Ser B, RB
2.358%, 07/01/2021	290,000	291,618
		4,500,663

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal Amount	Value
Utah - 0.51%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	$1,180,000	$1,227,731
2.850%, 01/01/2029	1,385,000	1,439,860
2.800%, 07/01/2028	1,250,000	1,298,800
2.750%, 01/01/2028	1,390,000	1,446,559
2.700%, 07/01/2027	2,470,000	2,569,961
2.650%, 01/01/2027	1,865,000	1,938,705
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	870,000	882,206
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	1,320,000	1,361,659
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,850,000	1,957,096
		14,122,577
Virginia - 0.42%
Fairfax County Economic Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.380%, 10/01/2033	500,000	548,655
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	353,950	369,591
Virginia State Housing Development Authority, Ser B, RB
5.500%, 06/25/2034	1,007,696	1,013,692
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	121,939	125,707
3.100%, 06/25/2041	4,739,004	4,894,253
2.950%, 10/25/2049	2,153,978	2,221,958
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,071,460
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	540,095
		11,785,411
Washington - 0.13%
King County Housing Authority, RB
Callable 01/19/2021 @ 100
6.375%, 12/31/2046	3,540,000	3,582,976

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
2.300%, 11/01/2021	500,000	504,975

TOTAL MUNICIPAL BONDS
(Cost $382,774,201)		396,057,532

The accompanying notes are an integral part of the financial statements.

42	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
CORPORATE BONDS - 7.87%
Alphabet
1.10%, 08/15/2030	$5,875,000	$5,829,463
Apple
3.00%, 06/20/2027	5,497,000	6,188,258
Bank of America Corp.
0.98%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	12,129,000	12,210,349
1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	28,299,000	28,896,496
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	13,288,000	14,081,264
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	45,941,000	46,596,482
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,821,165
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,448,384
Doris Duke Charitable Foundation
2.35%, 07/01/2050	425,000	411,601
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,030,536
ERP Operating
4.15%, 12/01/2028 (e)	1,000,000	1,188,561
Howard University
1.99%, 10/01/2025	1,000,000	1,019,982
John D and Catherine T MacArthur Foundation
1.30%, 12/01/2030	13,227,000	12,825,927
JPMorgan Chase
0.65%, VAR United States Secured Overnight Financing Rate+0.600%, 09/16/2024	9,618,000	9,660,459
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,983,224
3.01%, 03/01/2022	2,760,000	2,832,378
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (f)	13,923,000	14,093,256
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	3,063,701
Prologis
1.25%, 10/15/2030 (e)	3,716,000	3,667,494
Prudential Financial
1.50%, 03/10/2026	13,838,000	14,253,704
Reinvestment Fund
3.29%, 02/15/2021	105,000	105,199
3.38%, 02/15/2022	425,000	429,707
3.48%, 02/15/2023	2,475,000	2,525,191
3.70%, 02/15/2025	150,000	155,754
Salvation Army
5.64%, 09/01/2026	3,475,000	4,204,623
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	826,843
0.92%, 02/01/2024	1,010,000	1,013,329

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal Amount	Value
USAA Capital Corp.
1.50%, 05/01/2023 (f)	$4,500,000	$4,619,016
2.13%, 05/01/2030 (f)	5,846,000	6,167,997
Visa
0.75%, 08/15/2027	3,609,000	3,586,873
TOTAL CORPORATE BONDS
(Cost $214,408,128)		218,737,216

ASSET-BACKED SECURITIES - 2.47%
Dividend Solar Loans
3.67%, 08/22/2039 (f)	5,918,545	6,098,541
FREED Trust
2.52%, 03/18/2027 (f)	12,305,753	12,342,699
2.62%, 11/18/2026 (f)	5,478,806	5,511,906
3.99%, 10/20/2025 (f)	532,608	534,321
Helios Issuer
2.98%, 06/20/2047 (f)	3,239,510	3,374,399
Invitation Homes Trust
1.04%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,018,013	3,022,716
Loanpal Solar Loan
2.47%, 12/20/2047 (f)	3,187,000	3,187,650
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,195,105	2,313,315
4.34%, 03/20/2043 (f)	3,072,969	3,245,459
Mosaic Solar Loan Trust
2.10%, 04/20/2046 (f)	2,009,796	2,051,502
3.82%, 06/22/2043 (f)	1,178,228	1,262,771
4.01%, 06/22/2043 (f)	2,088,288	2,254,404
4.20%, 02/22/2044 (f)	4,247,453	4,574,733
Mosaic Solar Loan Trust 2020-2
1.44%, 08/20/2046 (f)	4,458,391	4,431,897
TES
4.33%, 10/20/2047 (f)	4,159,389	4,268,058
Tesla Auto Lease Trust
2.16%, 10/20/2022 (f)	5,976,000	6,112,564
3.71%, 08/20/2021 (f)	3,998,921	4,032,301
TOTAL ASSET-BACKED SECURITIES
(Cost $67,035,581)		68,619,236

U.S. TREASURY OBLIGATIONS - 2.31%
U.S. Treasury Notes
0.25%, 09/30/2025	29,500,000	29,361,719
0.38%, 11/30/2025	35,000,000	35,027,344
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $64,386,091)		64,389,063

BANK DEPOSIT PROGRAMS - 2.02%
CNOTE GROUP, Inc. Promise Account
0.40%, 06/01/2022	1,000,000	1,000,000
TriState Capital
0.29%, 11/01/2021	55,136,736	55,136,736
TOTAL BANK DEPOSIT PROGRAMS
(Cost $56,136,736)		56,136,736

The accompanying notes are an integral part of the financial statements.

44	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
SHORT-TERM INVESTMENT - 7.43%
Money Market Fund - 7.43%
First American Government Obligations Fund, Class X, 1.54% (g)	$206,495,068	$206,495,068
TOTAL SHORT-TERM INVESTMENT
(Cost $206,495,068)		206,495,068

Total Investments (Cost $2,730,225,844) - 100.85%		$2,804,128,329
Liabilities in Excess of Other Assets, Net - (0.85)%		(23,752,223)
NET ASSETS - 100.00%		$2,780,376,106

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2020 is $31,908,505, which represents 1.15% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	REIT - Real Estate Investment Trust.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2020, these securities amounted to $93,499,505, which represents 3.36% of total net assets.

(g)	The rate shown is the 7-day effective yield as of November 30, 2020.

AMT — Alternative Minimum Tax

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA— Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Housing and Urban Development

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,761,784,973	$31,908,505		$1,793,693,478
Municipal Bonds	—	396,057,532	—		396,057,532
Corporate Bonds	—	218,737,216	—		218,737,216
Asset-Backed Securities	—	68,619,236	—		68,619,236
U.S. Treasury Obligations	—	64,389,063	—		64,389,063
Bank Deposit Programs	—	56,136,736	—		56,136,736
Short-Term Investment	206,495,068	—	—		206,495,068
Total Investments in Securities	$206,495,068	$2,565,724,756	$31,908,505	*	$2,804,128,329

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$27,740,788
Accrued discounts/premiums	(2,813)
Realized gain/(loss)	(3,516)
Change in unrealized appreciation/(depreciation)	(165,066)
Purchases	11,787,898
Sales	(114,335)
Transfers into Level 3	—
Transfers out of Level 3	(7,334,451)
Ending balance as of November 30, 2020	$31,908,505
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(165,066)

The accompanying notes are an integral part of the financial statements.

46	The Community Reinvestment Act Qualified Investment Fund

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$1,829,688
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	20,453
Purchases	—
Sales	(1,850,141)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2020	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$20,453

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

Statement of Assets and Liabilities as of November 30, 2020

Assets:
Investments, at fair value (identified cost — $2,730,225,844)	$2,804,128,329
Receivables:
Interest	7,443,714
Capital shares sold	6,332,577
Prepaid expenses	249,764
Total Assets	$2,818,154,384
Liabilities:
Payables:
Investment securities purchased	$32,458,158
Capital shares redeemed	1,886,205
Distributions to Shareholders	1,714,863
Investment advisory fees	675,311
Distribution fees	297,808
Shareholder servicing fees	233,810
Administration fees	115,450
Trustees’ fees	34,417
Chief Compliance Officer fees	12,751
Due to Custodian	75,293
Other accrued expenses	274,212
Total Liabilities	$37,778,278
Net Assets:	$2,780,376,106
Net Assets consist of:
Paid-in capital	$2,767,741,354
Total distributable earnings	12,634,752
Net Assets	$2,780,376,106
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 130,688,364 shares outstanding)	$1,416,009,522
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 121,084,667 shares outstanding)	$1,310,161,638
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,010,616 shares outstanding)	$54,204,946
Net Asset Value, offering and redemption price per share — CRA Shares	$10.84
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.82
Net Asset Value, offering and redemption price per share — Retail Shares	$10.82

The accompanying notes are an integral part of the financial statements.

48	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the six-month period ended
November 30, 2020

Investment Income:
Interest	$29,160,663
Dividends	40,003
Total investment income	29,200,666
Expenses:
Investment advisory fees	3,938,375
Distribution fees — CRA Shares	1,740,257
Distribution fees — Retail Shares	68,518
Special administrative services fees — CRA Shares	1,392,211
Shareholder servicing fees — Retail Shares	27,407
Accounting and administration fees	680,106
Professional fees	338,901
Trustees’ fees	249,831
Custodian fees	136,965
Insurance expense	111,793
Transfer agent fees	105,631
Chief Compliance Officer fees	94,876
Printing fees	61,789
Registration and filing expenses	55,518
Other	111,397
Total expenses	9,113,575
Net investment income	20,087,091
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	7,855,141
Net change in unrealized appreciation/(depreciation) on investments	(11,418,146)
Net realized and unrealized loss on investments	(3,563,005)
Net increase in net assets resulting from operations:	$16,524,086

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2020 (Unaudited)	For the Fiscal Year Ended May 31, 2020
Operations:
Net investment income	$20,087,091	$47,684,199
Net realized gain (loss) on investments	7,855,141	(1,443,260)
Net change in unrealized appreciation/(depreciation) on investments	(11,418,146)	77,231,685
Net increase in net assets resulting from operations	16,524,086	123,472,624
Distributions to shareholders:
CRA Shares	(11,297,413)	(29,493,003)
Institutional Shares	(12,439,073)	(23,382,450)
Retail Shares	(468,116)	(1,176,119)
Total distributions	(24,204,602)	(54,051,572)
Capital share transactions:
CRA Shares
Shares issued	71,711,877	74,919,772
Shares reinvested	2,795,827	7,508,175
Shares redeemed	(49,423,659)	(46,618,573)
	25,084,045	35,809,374
Institutional Shares
Shares issued	349,784,695	475,468,833
Shares reinvested	9,721,045	18,176,734
Shares redeemed	(81,543,456)	(220,088,823)
	277,962,284	273,556,744
Retail Shares
Shares issued	15,780,435	16,067,565
Shares reinvested	442,341	1,133,222
Shares redeemed	(15,283,450)	(13,905,598)
	939,326	3,295,189
Increase in net assets from capital share transactions	303,985,655	312,661,307
Increase in net assets	296,305,139	382,082,359
Net Assets:
Beginning of period/year	2,484,070,967	2,101,988,608
End of period/year	$2,780,376,106	$2,484,070,967

The accompanying notes are an integral part of the financial statements.

50	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Six-Month Period Ended November 30, 2020 (Unaudited)	For the Fiscal Year Ended May 31, 2020

Share Transactions:
CRA Shares Shares issued	6,604,202	7,008,976
Shares reinvested	257,112	701,171
Shares redeemed	(4,539,775)	(4,354,078)
Increase in shares	2,321,539	3,356,069
CRA Shares outstanding at beginning of period/year	128,366,825	125,010,756
CRA Shares at end of period/year	130,688,364	128,366,825
Institutional Shares Shares issued	32,180,641	44,434,993
Shares reinvested	895,606	1,698,217
Shares redeemed	(7,504,374)	(20,518,212)
Increase in shares	25,571,873	25,614,998
Institutional Shares outstanding at beginning of period/year	95,512,794	69,897,796
Institutional Shares at end of period/year	121,084,667	95,512,794
Retail Shares Shares issued	1,452,768	1,502,687
Shares reinvested	40,745	105,961
Shares redeemed	(1,407,005)	(1,299,790)
Increase in shares	86,508	308,858
Retail Shares outstanding at beginning of period/year	4,924,108	4,615,250
Retail Shares at end of period/year	5,010,616	4,924,108

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

					CRA Shares
	For the Six-Month Period Ended November 30, 2020 (Unaudited)		For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Period/Year	$10.86		$10.54	$10.33	$10.64	$10.83	$10.82
Investment Operations:
Net investment income(a)	0.07		0.21	0.23	0.21	0.20	0.20
Net realized and unrealized gain (loss) on investments	—		0.34	0.22	(0.29)	(0.15)	0.04
Total from investment operations	0.07		0.55	0.45	(0.08)	0.05	0.24
Distributions from:
Net investment income	(0.09)		(0.23)	(0.24)	(0.23)	(0.24)	(0.23)
Total distributions	(0.09)		(0.23)	(0.24)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Period/Year	$10.84		$10.86	$10.54	$10.33	$10.64	$10.83
Total return(b)	0.63%		5.31%	4.48%	(0.75)%	0.44%	2.22%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,416,009		$1,394,477	$1,317,639	$1,406,055	$1,581,811	$1,518,857
Ratio of expenses to average net assets	0.90	%(c)	0.91%	0.92%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets	1.32	%(c)	1.92%	2.20%	1.97%	1.91%	1.87%
Portfolio turnover rate	23	%(d)	30%	23%	36%	27%	22%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

52	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

					Institutional Shares
	For the Six-Month Period Ended November 30, 2020 (Unaudited)		For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Period/Year	$10.85		$10.53	$10.31	$10.63	$10.82	$10.81
Investment Operations:
Net investment income(a)	0.10		0.25	0.27	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.02)		0.35	0.24	(0.29)	(0.16)	0.04
Total from investment operations	0.08		0.60	0.51	(0.04)	0.09	0.29
Distributions from:
Net investment income	(0.11)		(0.28)	(0.29)	(0.28)	(0.28)	(0.28)
Total distributions	(0.11)		(0.28)	(0.29)	(0.28)	(0.28)	(0.28)
Net Asset Value, End of Period/Year	$10.82		$10.85	$10.53	$10.31	$10.63	$10.82
Total return(b)	0.76%		5.79%	5.06%	(0.40)%	0.90%	2.69%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,310,162		$1,036,183	$735,778	$515,163	$372,299	$294,757
Ratio of expenses to average net assets	0.45	%(c)	0.46%	0.48%	0.46%	0.45%	0.46%
Ratio of net investment income to average net assets	1.77	%(c)	2.36%	2.65%	2.43%	2.36%	2.32%
Portfolio turnover rate	23	%(d)	30%	23%	36%	27%	22%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Concluded)

					Retail Shares
	For the Six-Month Period Ended November 30, 2020 (Unaudited)		For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Period/Year	$10.85		$10.52	$10.31	$10.63	$10.81	$10.80
Investment Operations:
Net investment income(a)	0.08		0.22	0.24	0.22	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.02)		0.35	0.22	(0.30)	(0.15)	0.04
Total from investment operations	0.06		0.57	0.46	(0.08)	0.07	0.25
Distributions from:
Net investment income	(0.09)		(0.24)	(0.25)	(0.24)	(0.25)	(0.24)
Total distributions	(0.09)		(0.24)	(0.25)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Period/Year	$10.82		$10.85	$10.52	$10.31	$10.63	$10.81
Total return(b)	0.59%		5.52%	4.59%	(0.75)%	0.64%	2.34%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$54,205		$53,411	$48,572	$57,358	$67,133	$86,141
Ratio of expenses to average net assets	0.80	%(c)	0.81%	0.82%	0.81%	0.80%	0.81%
Ratio of net investment income to average net assets	1.42	%(c)	2.02%	2.30%	2.07%	2.01%	1.97%
Portfolio turnover rate	23	%(d)	30%	23%	36%	27%	22%

(a) Based on the average daily number of shares outstanding during the period/year.
(b) Returns are for the period indicated and have not been annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of the financial statements.

54	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements November 30, 2020

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

(Unaudited)	55

At November 30, 2020, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $31,908,505.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2020, there have been no significant changes to the Fund’s fair value methodologies.

56	The Community Reinvestment Act Qualified Investment Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$9,457,052	Matrix Pricing	FHA Project Loans Structure	2 out of lockout with remaining maturity term range 6.5-7.5 (7.0) Years. The remaining FHA Securities have a lockout range 1.41 - 4.05 (2.73) Years.
			Average Life Years	0.22-4.0 (2.16) Years
			Spread to Benchmark	N+238 - N+526 (N+349)
			Variance to Dealer Average	1.31% - 1.44% (1.38%)
	$17,917,734		FNMA Multifamily Structure	Two are 10/9.5, the other is 10/9.5 - 3YR IO
			Average Life Years	6.16 - 8.85 (7.07) Years
			Spread to Benchmark	N+38 - N+43 (N+40)
			Variance to Dealer Average	-0.29% - 0.82% (0.89%)
	$4,011,064		GNMA Multifamily (REMIC) Structure	Sequential / Pass Thru
			Average Life Years	4.99 Years
			Spread to Benchmark	N+70
			Variance to Dealer Average	0.00%
	$ 26,742		Small Business Administration Structure	Fixed Coupon
			Average Life Years	3.31 Years
			Spread to Benchmark	N+289
			Variance to Dealer Average	3rd Party Pricing
	$ 495,913		United States Department of Agriculture Structure	Fixed Coupon
			Average Life Years	1.79 Years
			Spread to Benchmark	N+118
			Variance to Dealer Average	3rd Party Pricing

(Unaudited)	57

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

58	The Community Reinvestment Act Qualified Investment Fund

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2020 were as follows:

	Shares	Amount
CRA Shares
Shares issued	6,604,202	$71,711,877
Shares reinvested	257,112	2,795,827
Shares redeemed	(4,539,775)	(49,423,659)
Net Increase	2,321,539	$25,084,045
Institutional Shares
Shares issued	32,180,641	$349,784,695
Shares reinvested	895,606	9,721,045
Shares redeemed	(7,504,374)	(81,543,456)
Net Increase	25,571,873	$277,962,284

(Unaudited)	59

	Shares	Amount
Retail Shares
Shares issued	1,452,768	$15,780,435
Shares reinvested	40,745	442,341
Shares redeemed	(1,407,005)	(15,283,450)
Net Increase	86,508	$939,326

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
CRA Shares
Shares issued	7,008,976	$74,919,772
Shares reinvested	701,171	7,508,175
Shares redeemed	(4,354,078)	(46,618,573)
Net Increase	3,356,069	$35,809,374
Institutional Shares
Shares issued	44,434,993	$475,468,833
Shares reinvested	1,698,217	18,176,734
Shares redeemed	(20,518,212)	(220,088,823)
Net Increase	25,614,998	$273,556,744
Retail Shares
Shares issued	1,502,687	$16,067,565
Shares reinvested	105,961	1,133,222
Shares redeemed	(1,299,790)	(13,905,598)
Net Increase	308,858	$3,295,189

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2020, were as follows:

Purchases:
U.S. Government	$587,519,263
Other	192,985,668
Sales and Maturities:
U.S. Government	$486,753,031
Other	86,677,498

60	The Community Reinvestment Act Qualified Investment Fund

At November 30, 2020, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,730,225,844
Gross unrealized appreciation	79,590,629
Gross unrealized depreciation	(5,688,144)
Net appreciation on investments	$73,902,485

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2020, the Advisor was entitled to receive advisory fees of $3,938,375.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2020, the Advisor was entitled to receive fees of $1,392,211 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2020, the Fund incurred distribution expenses of $1,740,257 and $68,518 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The

(Unaudited)	61

Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2021. For the six-month period ended November 30, 2020, the Fund incurred expenses under the Services Plan of $27,407.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2021 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund’s total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2020.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019
Distributions declared from:
Ordinary income	$54,051,572	$49,992,002
Total Distributions	$54,051,572	$49,992,002

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

62	The Community Reinvestment Act Qualified Investment Fund

As of May 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,365,208
Capital loss carryforwards	(58,732,188)
Post-October losses	(5,976,381)
Other temporary differences	(3,365,677)
Unrealized appreciation, net	85,024,306
Distributable earnings, net	$20,315,268

As of May 31, 2020, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 11,704,163	$ 47,028,025	$ 58,732,188

Post October losses represent losses realized on investment transactions from November 1, 2019 through May 31, 2020 that, in accordance with Federal income tax regulations, the Fund elected to defer $5,976,381 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds, asset-backed securities and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

The elimination of London Inter-Bank Offered Rate (“LIBOR”), among other “inter-bank offered” reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority (“FCA”) has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions around

(Unaudited)	63

liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become settled.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Note 7 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

64	The Community Reinvestment Act Qualified Investment Fund

and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 8 – CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT (and its predecessor, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
President/Principal Executive Officer

Date: February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President/Principal Executive Officer
Date: February 8, 2021

By (Signature and Title)*	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 8, 2021

*	Print the name and title of each signing officer under his or her signature.